Third Quarter Report

November 30, 2002                                 ING Prime Rate Trust



[PHOTO]

                                                  [LION LOGO]
                                                   ING FUNDS

                              ING Prime Rate Trust


                              THIRD QUARTER REPORT

                                November 30, 2002

                                    --------

                                Table of Contents


             Portfolio Managers' Report ....................     2
             Statistics and Performance ....................     6
             Additional Notes and information ..............     9
             Portfolio of Investments ......................    11
             Statement of Assets and Liabilities ...........    30
             Statement of Operations .......................    31
             Statements of Changes in Net Assets ...........    32
             Statement of Cash Flows .......................    33
             Financial Highlights ..........................    34
             Notes to Financial Statements .................    36
             Trustee and Officer Information ...............    43


                                   --------

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PERFORMANCE OF THE TRUST

Based on $0.11 of dividends declared during the period and the average month-end net asset value ("NAV") per share of $6.66, the Trust's annualized distribution rate was 6.89%1 for the third fiscal quarter ended November 30, 2002, up from 6.34% for the three-month period ended August 31, 2002.

During the fiscal third quarter, the Trust posted a -0.36% total return (based on NAV), a significant improvement from a decline of 4.46% during the previous fiscal quarter. As a result, the Trust finished the three-month period in the second quartile of the Lipper Loan Participation Fund2 peer group, which posted an average total return of -0.68%. Based on strong relative performance during the last two months of the year, during the fourth calendar quarter (ended December 31, 2002), the Trust posted a 1.26% total return and again finished the period in the second quartile of the overall peer group.

In general, the leveraged loan market closed out the choppiest year on record in a fairly strong fashion. The fourth quarter's performance, as benchmarked by a 1.6% rise in the S&P/LSTA Leverage Loan Index (LLI), was the best since the first quarter of 2001, and a significant reversal of the painful 1.2% loss in the third quarter, the worst three-month period on record. Although several forces remain at work, the strong quarter was clearly driven by a resurgent high-yield bond market and the resulting improvement in loan market technicals.

The Trust clearly benefited from this improved investor sentiment, as indicative prices for some of the largest holdings (Nextel Communications, in particular, representing 3.5% of total assets at November 30) reached levels not seen for some time. Also contributing to the strong relative recent performance was consistent if not strong returns across several of the Trust's key sector exposures (e.g., healthcare, containers & packaging and beverage & food). Indicative prices in the cellular communications sector, historically one of the Trust's largest, have recently been riding the coattails of Nextel, the group's undisputed benchmark. Indicative bid interest for Nextel loans continues to be driven north by strong operating performance and an increasingly clear path to free cash flow generation and debt reduction. Providing a partial offset to some of the Trust's top performers has been the continuing volatility in Charter Communications, the nation's third largest cable television provider, and lower recoveries on a handful of existing non-performing credits, particularly the Trust's older, illiquid positions. Indicative bids for Charter continue to be negatively impacted by earnings issues, a series of ratings downgrades and, not insignificantly, supply/demand factors (Charter is one of the largest issuers in the loan market). We continue to see limited downside and meaningful potential upside in Charter's senior secured loans, as evidenced by the current valuation levels of other cable TV systems.

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of November 30, 2002, the Trust had $641 million of borrowings outstanding, consisting of $450 million of "aaa/AAA" rated cumulative auction rate preferred shares, and $191 million outstanding under $540 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 41.1% at quarter end. The weighted average leverage cost including all borrowings and preferred shares as of quarter ended November 30, 2002 was 1.58%.

OUTLOOK

Clearly, as we enter 2003, the loan market appears to be on more solid footing relative to the start of 2002. In addition to empirical return data, two other key measures of market health, new transaction issuance and credit quality, also are showing continuing, albeit uneven, signs of strength. Institutional M&A-related loan volume jumped to $6.2 billion during the fourth quarter, roughly twice that of the previous quarter, and up over six-fold from the fourth quarter of 2001. As of this writing, the forward calendar also looks reasonably robust (in excess of $4.0 billion), with several large-cap deals in the offing. Trailing loan default rates (by principal amount, as tracked by S&P Leveraged Commentary & Data Group) also continue to improve slowly, ending the year at approximately 6%, after peaking at 7.4% by principal amount in June.

The outlook is not without risk, however. In addition to being increasingly tied to the equity and high-yield bond markets, the loan market remains challenged by economic uncertainty, the increasing potential for outside geopolitical shocks and historically low short-term interest rates that will continue to hinder returns, even if bids continue to rise. Until we gain sufficient clarity on these issues, we will remain in a relatively defensive posture while attempting to take advantage of selective accretive buying opportunities.

We thank you for your investment in ING Prime Rate Trust.


/s/ Jeffrey A. Bakalar                      /s/ Daniel A. Norman


Jeffrey A. Bakalar                          Daniel A. Norman
SENIOR VICE PRESIDENT                       SENIOR VICE PRESIDENT
CO-SENIOR PORTFOLIO MANAGER                 CO-SENIOR PORTFOLIO MANAGER


ING Prime Rate Trust
January 15, 2003

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' FOOTNOTES
--------------------------------------------------------------------------------

1. The distribution rate is calculated by annualizing dividends declared during the quarter and dividing the resulting annualized dividend by the Trust's average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

2. Lipper, Inc. rankings are based on average annual total returns, not including sales charges, among 43 Loan Participation Funds.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

SENIOR LOANS ARE SUBJECT TO CREDIT RISKS AND THE POTENTIAL FOR NON-PAYMENT OF SCHEDULED PRINCIPAL OR INTEREST PAYMENTS, WHICH MAY RESULT IN A REDUCTION OF THE TRUST'S NAV.

THIS  LETTER  CONTAINS  STATEMENTS  THAT  MAY  BE  "FORWARD-LOOKING STATEMENTS."
ACTUAL   RESULTS   COULD   DIFFER   MATERIALLY   FROM  THOSE  PROJECTED  IN  THE
"FORWARD-LOOKING STATEMENTS."

THE VIEWS EXPRESSED IN THIS LETTER REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

--------------------------------------------------------------------------------
INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P 500 INDEX is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The LSTA LEVERAGED LOAN INDEX (LLI) is a weekly return index that uses market to market pricing to calculate market value change. The LLI tracks the current outstanding balance and spread over LIBOR for fully funded term loans.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE as of November 30, 2002
--------------------------------------------------------------------------------

                            PORTFOLIO CHARACTERISTICS

Net Assets                                                       $  914,905,419

Assets Invested in Senior Loans*                                 $1,479,865,820

Total Number of Senior Loans                                                265

Average Amount Outstanding per Loan                              $    5,584,399

Total Number of Industries                                                   35

Average Loan Amount per Industry                                 $   42,281,881

Portfolio Turnover Rate (YTD)                                                40%

Weighted Average Days to Interest Rate Reset                            53 days

Average Loan Final Maturity                                           51 months

Total Leverage as a Percentage of Total Assets
  (including Preferred Shares)                                             41.1%


* INCLUDES LOANS AND OTHER DEBT RECEIVED THROUGH RESTRUCTURINGS


            TOP TEN SENIOR LOAN INDUSTRY SECTORS AS A PERCENTAGE OF:

                                                       NET ASSETS   TOTAL ASSETS
                                                       ----------   ------------
Cable Television                                          12.3%         7.2%
Cellular                                                  11.9%         7.0%
Healthcare, Education and Childcare                       10.9%         6.4%
Leisure, Amusement, Motion Pictures, and Entertainment     9.6%         5.6%
Containers, Packaging and Glass                            9.3%         5.4%
Automobile                                                 8.5%         5.0%
Lodging                                                    7.8%         4.6%
Beverage, Food and Tobacco                                 7.7%         4.5%
Personal & Non-Durable Consumer Products                   6.8%         4.0%
Chemicals, Plastics and Rubber                             6.6%         3.9%


                    TOP TEN SENIOR LOANS AS A PERCENTAGE OF:

                                                       NET ASSETS   TOTAL ASSETS
                                                       ----------   ------------
Nextel Finance Company                                     6.0%         3.5%
Charter Communications Operating, LLC                      4.5%         2.6%
SPX Corporation                                            2.4%         1.4%
SC International Services                                  2.3%         1.3%
Wyndham International, Inc.                                2.3%         1.3%
Safelite Glass Corporation                                 2.0%         1.2%
Dean Foods Corporation                                     1.9%         1.1%
Mandalay Resort Group                                      1.8%         1.1%
Extended Stay America, Inc.                                1.7%         1.0%
Olympus Cable Holdings, LLC                                1.7%         1.0%

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE as of November 30, 2002
--------------------------------------------------------------------------------

                          YIELDS AND DISTRIBUTION RATES

                                                                    AVERAGE           AVERAGE
                                      (NAV)          (MKT)         ANNUALIZED        ANNUALIZED
                        PRIME      30-DAY SEC     30-DAY SEC      DISTRIBUTION      DISTRIBUTION
QUARTER ENDED           RATE         YIELD(A)       YIELD(A)     RATE AT NAV(B)    RATE AT MKT(B)
-------------           ----         -------        -------      -------------     -------------
November 30, 2002       4.25%         8.02%          9.10%            6.86%             7.87%

August 31, 2002         4.75%         7.39%          8.53%            6.34%             7.33%

May 31, 2002            4.75%         7.32%          7.94%            6.09%             6.52%

February 28, 2002       4.75%         7.26%          7.73%            6.80%             7.31%

                          AVERAGE ANNUAL TOTAL RETURNS

                                             NAV                  MKT
                                             ---                  ---
1 Year                                      -1.75%               -3.57%

3 Years                                     -1.22%               -5.90%

5 Years                                      2.02%               -2.18%

10 Years                                     4.95%                4.20%

Since Trust Inception F,H                    6.22%                 N/A

Since Initial Trading on NYSE G               N/A                 4.36%

ASSUMES RIGHTS WERE EXERCISED AND EXCLUDES SALES CHARGES AND COMMISSIONS C,D,E

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

               See statistics and performance footnotes on page 8.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE FOOTNOTES
--------------------------------------------------------------------------------

(A) Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the SEC standardized yield formula for open-end investment companies.

(B) The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

(C) Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

(D) On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

(E) On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

(F)  Inception Date -- May 12, 1988.

(G)  Initial Trading on NYSE -- March 9, 1992.

(H)  Reflects partial waiver of fees.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
ADDITIONAL NOTES AND INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program," formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows common shareholders a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers Trust common shareholders the ability to make optional cash investments in any amount from $100 to $5,000 on a monthly basis. Amounts in excess of $5,000 require prior approval of the Trust. DST Systems, Inc., the Trust's Transfer Agent, is the Administrator for the Program.

For dividend reinvestment purposes, the Administrator will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust may issue new shares when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the Administrator when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares may be issued by the Trust when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro-rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or our Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES -- CALENDAR 2003 DIVIDENDS:

       DECLARATION DATE           EX-DATE            PAYABLE DATE
       ----------------           -------            ------------
         January 31               February 6         February 25
         February 28              March 6            March 24
         March 31                 April 8            April 22
         April 30                 May 8              May 22
         May 30                   June 6             June 23
         June 30                  July 8             July 22
         July 31                  August 7           August 22
         August 29                September 8        September 22
         September 30             October 8          October 22
         October 31               November 6         November 24
         November 28              December 8         December 22
         December 19              December 29        January 13, 2004

         RECORD DATE WILL BE TWO BUSINESS DAYS AFTER EACH EX-DATE. THESE DATES ARE SUBJECT TO CHANGE.

STOCK DATA

The Trust's shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. On November 16, 1998 the Trust's name changed to Pilgrim Prime Rate Trust and its CUSIP number became 72146W103. Prior to November 16, 1998 the Trust's name was Pilgrim America Prime Rate Trust and its CUSIP number was 720906106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

SENIOR LOANS

                                                                    BANK LOAN
                                                                     RATINGS+
PRINCIPAL                                                          (UNAUDITED)
 AMOUNT         BORROWER/TRANCHE DESCRIPTION                     MOODY'S     S&P                        VALUE
-----------------------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE: 3.9%
                ALLIANT TECHSYSTEMS, INC.                          Ba2       BB-
$  2,670,714    Term Loan, maturing April 20, 2009                                                 $    2,677,391
                DRS TECHNOLOGIES, INC.                             Ba3       BB-
   1,980,000    Term Loan, maturing September 30, 2008                                                  1,992,375
                NEW PIPER AIRCRAFT, INC.                            NR        NR
   8,417,749    Term Loan, maturing April 15, 2005                                                      8,312,527
                PIEDMONT AVIATION SERVICES                          NR        NR
   5,714,080    Term Loan, maturing July 23, 2006                                                       5,656,939
   5,714,080    Term Loan, maturing July 23, 2007                                                       5,656,939
                TITAN CORPORATION                                  Ba3       BB-
   2,992,500    Term Loan, maturing June 30, 2009                                                       2,986,578
                TRANSDIGM HOLDING CORPORATION                       B1        B+
     443,398    Term Loan, maturing May 15, 2006                                                          445,961
   1,149,118    Term Loan, maturing May 15, 2007                                                        1,155,761
                TRANSTAR METALS, INC.                               NR        NR
  14,866,071    Term Loan, maturing December 31, 2005(3)                                                2,973,214
                UNITED DEFENSE INDUSTRIES, INC.                    Ba3       BB-
   3,590,387    Term Loan, maturing June 30, 2009                                                       3,595,999
                                                                                                   --------------
                                                                                                       35,453,684
                                                                                                   --------------
AUTOMOBILE: 8.5%
                AFTERMARKET TECHNOLOGY CORPORATION                 Ba2       BB-
   1,258,947    Term Loan, maturing February 8, 2008                                                    1,257,374
   1,731,053    Term Loan, maturing February 8, 2008                                                    1,728,889
                AMERICAN AXLE & MANUFACTURING, INC.                Ba2       BB+
   5,453,298    Term Loan, maturing April 30, 2006                                                      5,429,014
                BREED TECHNOLOGIES, INC.                            NR        NR
   1,140,679    Term Loan, maturing December 20, 2004                                                   1,077,942
                CAPITAL TOOL & DESIGN, LTD.                         NR        NR
   8,879,303    Term Loan, maturing May 31, 2003                                                        8,707,868
                COLLINS & AIKMAN PRODUCTS                          Ba3       BB-
   2,977,500    Term Loan, maturing December 31, 2005                                                   2,983,083
                DURA OPERATING CORPORATION                         Ba3        BB
   3,192,000    Term Loan, maturing December 31, 2008                                                   3,184,419
                EXIDE TECHNOLOGIES(2)                               NR        D
   1,612,012    Revolver, maturing December 18, 2003(3)                                                   844,291
     371,195    Term Loan, maturing December 18, 2003(3)                                                  194,413
   3,227,260    Term Loan, maturing March 18, 2005(3)                                                   1,668,493
                FORD MOTOR CREDIT COMPANY                           A3       BBB
  15,000,000    Floating Rate Note, maturing October 25, 2004                                          14,372,730
                HAYES LEMMERZ INTERNATIONAL, INC.(2)               Caa2       NR
   3,478,750    Term Loan, maturing December 31, 2005(3)                                                2,771,405
                METALDYNE COMPANY, LLC                              B1       BB-
   4,000,000    Term Loan, maturing December 31, 2009                                                   3,860,000
                POLYPORE, INC.                                     Ba3        B+
   5,472,500    Term Loan, maturing December 31, 2007                                                   5,483,899

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                    BANK LOAN
                                                                     RATINGS+
PRINCIPAL                                                          (UNAUDITED)
 AMOUNT         BORROWER/TRANCHE DESCRIPTION                     MOODY'S     S&P                        VALUE
-----------------------------------------------------------------------------------------------------------------
AUTOMOBILE (CONTINUED)

                SAFELITE GLASS CORPORATION                          B3        B+
$  7,820,732    Term Loan, maturing September 30, 2007                                             $    7,625,213
  10,925,552    Term Loan, maturing September 30, 2007                                                 10,652,415
                STONERIDGE, INC.                                   Ba3        BB
   1,390,000    Term Loan, maturing April 30, 2008                                                      1,390,000
                TENNECO AUTOMOTIVE, INC.                            B2        B
   2,436,449    Term Loan, maturing November 4, 2007                                                    2,182,715
   2,436,449    Term Loan, maturing May 4, 2008                                                         2,182,715
                                                                                                   --------------
                                                                                                       77,596,878
                                                                                                   --------------
BANKING: 0.5%
                OUTSOURCING SOLUTIONS, INC.                       Caa1        D
  12,055,854    Term Loan, maturing June 10, 2006(3)                                                    4,762,062
                                                                                                   --------------
                                                                                                        4,762,062
                                                                                                   --------------
BEVERAGE, FOOD AND TOBACCO: 7.7%
                AGRILINK FOODS, INC.                               Ba3        B+
   4,500,000    Term Loan, maturing June 30, 2008                                                       4,510,548
                AURORA FOODS, INC.                                  B2        B-
   1,657,143    Revolver, maturing June 30, 2005                                                        1,425,143
   4,107,777    Term Loan, maturing June 30, 2005                                                       3,573,766
                COMMONWEALTH BRANDS, INC.                          Ba3       BB-
  12,241,667    Term Loan, maturing August 28, 2007                                                    12,211,062
                COTT BEVERAGES, INC.                               Ba3       BB-
   1,731,363    Term Loan, maturing December 31, 2006                                                   1,737,855
                CP KELCO APS                                        B3        B+
   4,188,687    Term Loan, maturing March 31, 2008                                                      3,937,366
   1,402,464    Term Loan, maturing September 30, 2008                                                  1,318,316
                DEAN FOODS COMPANY                                 Ba2       BB+
  16,936,250    Term Loan, maturing July 15, 2008                                                      16,925,852
                EMPIRE KOSHER POULTRY, INC.                         NR        NR
  13,545,000    Term Loan, maturing July 31, 2004(3)                                                    5,553,450
                FLEMING COMPANIES, INC.                            Ba3        BB
     418,182    Revolver, maturing June 18, 2007                                                          388,212
   2,992,500    Term Loan, maturing June 19, 2008                                                       2,922,176
                FLOWERS FOODS, INC.                                Ba2       BBB-
   2,468,750    Term Loan, maturing March 26, 2007                                                      2,480,837
                INTERSTATE BRANDS CORPORATION                      Ba1       BBB-
     997,500    Term Loan, maturing July 19, 2007                                                       1,000,617
   2,962,500    Term Loan, maturing July 19, 2007                                                       2,971,388
                MAFCO WORLDWIDE CORPORATION                         B1        B
   3,032,178    Term Loan, maturing March 31, 2006                                                      3,001,856
                NATIONAL DAIRY HOLDINGS, L.P.                      Ba2       BB+
   2,487,500    Term Loan, maturing April 29, 2009                                                      2,488,537
                NUTRASWEET ACQUISITION CORPORATION                 Ba3        NR
     676,333    Term Loan, maturing May 25, 2007                                                          677,460
                SOUTHERN WINE & SPIRITS OF AMERICA, INC.           Ba3       BBB-
   1,995,000    Term Loan, maturing July 2, 2008                                                        1,999,988

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                    BANK LOAN
                                                                     RATINGS+
PRINCIPAL                                                          (UNAUDITED)
 AMOUNT         BORROWER/TRANCHE DESCRIPTION                     MOODY'S     S&P                        VALUE
-----------------------------------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO (CONTINUED)
                SWIFT & COMPANY                                    Ba2        BB
$  1,000,000    Term Loan, maturing September 19, 2008                                             $      997,500
                                                                                                   --------------
                                                                                                       70,121,929
                                                                                                   --------------
BUILDINGS AND REAL ESTATE: 3.1%
                ASSOCIATED MATERIALS, INC.                         Ba3       BB-
     692,000    Term Loan, maturing April 19, 2009                                                        695,677
                HQ GLOBAL WORKPLACES, INC.(2)                       NR        NR
   3,865,243    Term Loan, maturing November 6, 2005(3)                                                 2,415,777
                JDN REALTY CORPORATION                             Ba3       BB-
  10,000,000    Term Loan, maturing December 31, 2002                                                  10,025,000
                MACERICH PARTNERSHIP, L.P.                         Ba2        NR
   6,000,000    Term Loan, maturing July 26, 2005                                                       5,977,500
                NATIONAL GOLF OPERATING PARTNERSHIP, L.P.           NR        NR
   7,027,739    Term Loan, maturing March 31, 2003                                                      6,992,601
                U.S. AGGREGATES, INC.(2)                            NR        NR
   1,555,139    Term Loan, maturing March 31, 2006(3)                                                     388,074
                VENTAS REALTY, L.P.                                Ba3       BB-
   1,995,000    Term Loan, maturing April 17, 2007                                                      1,992,506
                                                                                                   --------------
                                                                                                       28,487,135
                                                                                                   --------------
CABLE TELEVISION: 12.3%
                ADELPHIA COMMUNICATIONS CORPORATION(2)              NR       BBB
   3,000,000    Debtor in Possession Term Loan, maturing
                June 25, 2004                                                                           3,001,875
                CC VI OPERATING, LLC                                B1        BB
   8,000,000    Term Loan, maturing November 12, 2008                                                   6,328,888
                CC VIII OPERATING, LLC                              B1       BB-
   4,466,250    Term Loan, maturing February 2, 2008                                                    3,627,435
                CENTURY CABLE HOLDINGS, LLC(2)                     Caa1       D
   1,230,000    Revolver, maturing March 31, 2009                                                         836,400
  11,000,000    Term Loan, maturing June 30, 2009                                                       7,760,500
   5,000,000    Term Loan, maturing December 31, 2009                                                   3,471,590
                CHARTER COMMUNICATIONS OPERATING, LLC               B1        BB
  28,910,969    Term Loan, maturing March 18, 2008                                                     24,556,254
  19,900,000    Term Loan, maturing September 18, 2008                                                 16,660,718
                FRONTIERVISION OPERATING PARTNERS, L.P.(2)          B2        D
   2,593,939    Revolver, maturing October 31, 2005                                                     2,243,758
   2,000,000    Term Loan, maturing September 30, 2005                                                  1,720,000
                INSIGHT MIDWEST HOLDINGS, LLC                      Ba3       BB+
  14,500,000    Term Loan, maturing December 31, 2009                                                  13,613,688
                MCC IOWA MEDIACOM BROADBAND                        Ba3       BB+
  13,500,000    Term Loan, maturing September 30, 2010                                                 12,742,502
                OLYMPUS CABLE HOLDINGS, LLC(2)                      B2        D
   2,000,000    Term Loan, maturing June 30, 2010                                                       1,564,286
  18,250,000    Term Loan, maturing September 30, 2010                                                 14,257,813
                                                                                                   --------------
                                                                                                      112,385,707
                                                                                                   --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                    BANK LOAN
                                                                     RATINGS+
PRINCIPAL                                                          (UNAUDITED)
 AMOUNT         BORROWER/TRANCHE DESCRIPTION                     MOODY'S     S&P                        VALUE
-----------------------------------------------------------------------------------------------------------------
CARGO TRANSPORT: 2.7%
                AMERICAN COMMERCIAL LINES, LLC                      B3        B-
$  1,283,457    Term Loan, maturing June 30, 2006                                                  $    1,042,167
   1,840,937    Term Loan, maturing June 30, 2007                                                       1,494,841
                EVERGREEN INTERNATIONAL AVIATION, INC.             Ba2        B+
   2,163,265    Term Loan, maturing May 7, 2003                                                         1,914,489
     343,981    Term Loan, maturing May 7, 2003                                                           304,423
                GEMINI LEASING, INC.                                B1        B
   4,117,116    Term Loan, maturing August 12, 2005(3)                                                  1,749,774
                NEOPLAN USA CORPORATION                             NR        NR
   9,562,848    Term Loan, maturing May 29, 2005                                                        8,224,049
                OMNITRAX RAILROADS, LLC                             NR        NR
   4,448,037    Term Loan, maturing May 13, 2005                                                        4,436,917
                TEREX CORPORATION                                  Ba3       BB-
   4,500,000    Term Loan, maturing December 31, 2009                                                   4,308,750
                UNITED STATES SHIPPING, LLC                        Ba2        BB
   1,500,000    Term Loan, maturing September 12, 2008                                                  1,505,625
                                                                                                   --------------
                                                                                                       24,981,035
                                                                                                   --------------
CELLULAR: 11.9%
                AIRGATE PCS, INC.                                   B3        B-
     967,427    Term Loan, maturing June 6, 2007                                                          701,384
   9,172,638    Term Loan, maturing September 30, 2008                                                  6,650,163
                AMERICAN CELLULAR CORPORATION                       B3       CCC-
   2,540,711    Term Loan, maturing March 31, 2008                                                      1,681,633
   4,455,224    Term Loan, maturing March 31, 2009                                                      2,948,801
                INDEPENDENT WIRELESS ONE CORPORATION               Caa1      CCC
  10,000,000    Term Loan, maturing June 20, 2008                                                       8,785,448
                MICROCELL CONNEXIONS, INC.                          CC        Ca
   5,000,000    Term Loan, maturing February 22, 2007(3)                                                2,000,000
                NEXTEL FINANCE COMPANY                             Ba3       BB-
   4,750,000    Term Loan, maturing June 30, 2008                                                       4,406,298
   4,750,000    Term Loan, maturing December 31, 2008                                                   4,406,298
  50,500,000    Term Loan, maturing March 31, 2009                                                     45,746,183
                NEXTEL OPERATIONS, INC.                            Ba3       BB-
   6,784,146    Term Loan, maturing March 15, 2005                                                      6,391,794
   2,353,577    Term Loan, maturing February 10, 2007                                                   2,158,772
                RURAL CELLULAR CORPORATION                         Ba3        B+
   4,911,130    Term Loan, maturing October 3, 2008                                                     4,154,816
   4,911,130    Term Loan, maturing April 3, 2009                                                       4,154,816
                WESTERN WIRELESS CORPORATION                        B1        B
   4,000,000    Revolver, maturing March 31, 2008                                                       2,920,000
   8,000,000    Term Loan, maturing March 31, 2008                                                      5,744,000
   8,000,000    Term Loan, maturing September 30, 2008                                                  5,760,000
                                                                                                   --------------
                                                                                                      108,610,406
                                                                                                   --------------
CHEMICALS, PLASTICS AND RUBBER: 6.6%
                ACADIA ELASTOMERS CORPORATION                       NR        NR
   9,343,066    Term Loan, maturing March 31, 2004                                                      9,058,439

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                    BANK LOAN
                                                                     RATINGS+
PRINCIPAL                                                          (UNAUDITED)
 AMOUNT         BORROWER/TRANCHE DESCRIPTION                     MOODY'S     S&P                        VALUE
-----------------------------------------------------------------------------------------------------------------
CHEMICALS, PLASTICS AND RUBBER (CONTINUED)
                CEDAR CHEMICALS CORPORATION(2)                      NR        NR
$  8,792,484    Term Loan, maturing October 3, 2003(3)                                             $      584,586
                EQUISTAR CHEMICALS, L.P.                           Ba2       BB+
   7,950,000    Term Loan, maturing August 24, 2007                                                     7,945,580
                FMC CORPORATION                                    Ba1       BBB
   4,000,000    Term Loan, maturing October 21, 2007                                                    3,990,000
                FOAM FABRICATORS, INC.                              NR        NR
   2,701,530    Term Loan, maturing March 5, 2005                                                       2,694,776
                FOAMEX, L.P.                                        B2       BB-
   1,682,653    Term Loan, maturing June 30, 2005                                                       1,537,524
   1,529,690    Term Loan, maturing June 30, 2006                                                       1,397,754
                GEO SPECIALTY CHEMICALS, INC.                       B1        B+
   2,757,857    Term Loan, maturing December 31, 2007                                                   2,569,404
                HUNTSMAN COMPANY, LLC                               B+        NR
   7,025,108    Term Loan, maturing March 31, 2007                                                      5,854,254
   3,370,012    Term Loan, maturing March 31, 2007                                                      2,808,342
                HUNTSMAN INTERNATIONAL, LLC                         B2        B+
     904,712    Term Loan, maturing June 30, 2005                                                         873,274
   3,940,128    Term Loan, maturing June 30, 2007                                                       3,846,822
   3,940,128    Term Loan, maturing June 30, 2008                                                       3,846,822
                JOHNSONDIVERSEY, INC.                              Ba3       BB-
   3,980,000    Term Loan, maturing November 3, 2009                                                    3,988,290
                LYONDELL CHEMICAL COMPANY                          Ba3        BB
   3,335,429    Term Loan, maturing May 17, 2006                                                        3,377,468
                MILLENNIUM AMERICA, INC.                           Baa3      BBB-
     790,000    Term Loan, maturing June 18, 2006                                                         792,617
                NOVEON, INC.                                        B1       BB-
   4,663,901    Term Loan, maturing September 30, 2008                                                  4,673,896
                OM GROUP, INC.                                      B2        B+
     995,000    Term Loan, maturing April 1, 2007                                                         839,116
                                                                                                   --------------
                                                                                                       60,678,964
                                                                                                   --------------
CONTAINERS, PACKAGING AND GLASS: 9.3%
                BERRY PLASTICS CORPORATION                          B1        B+
   2,992,500    Term Loan, maturing July 22, 2010                                                       3,004,659
                BLUE RIDGE PAPER PRODUCTS, INC.                     B3        B+
   8,704,121    Term Loan, maturing May 14, 2006                                                        8,486,517
                GRAPHIC PACKAGING CORPORATION                      Ba3        BB
   1,985,000    Term Loan, maturing February 28, 2009                                                   1,994,925
                GREIF BROS. CORPORATION                            Ba3        BB
   2,992,500    Term Loan, maturing August 23, 2009                                                     3,003,722
                IMPAXX, INC.                                        NR        NR
   4,246,208    Term Loan, maturing April 30, 2005                                                      3,779,125
                JEFFERSON SMURFIT CORPORATION                      Ba3        B+
   2,989,091    Term Loan, maturing March 31, 2007                                                      2,972,543
                LINCOLN PULP & EASTERN FINE(2)                      NR        NR
      92,280    Term Loan, maturing December 31, 2001                                                      65,519
  14,881,108    Term Loan, maturing August 31, 2004                                                    10,565,587

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                    BANK LOAN
                                                                     RATINGS+
PRINCIPAL                                                          (UNAUDITED)
 AMOUNT         BORROWER/TRANCHE DESCRIPTION                     MOODY'S     S&P                        VALUE
-----------------------------------------------------------------------------------------------------------------
CONTAINERS, PACKAGING AND GLASS (CONTINUED)
                NEXPAK CORPORATION                                  B1        B+
$  2,277,745    Term Loan, maturing March 31, 2004                                                 $    1,901,917
   2,277,745    Term Loan, maturing March 31, 2004                                                      1,901,917
                OWENS-ILLINOIS, INC.                                B1        BB
   7,624,532    Revolver, maturing March 31, 2004                                                       7,338,612
                PACKAGING CORPORATION OF AMERICA                   Baa3      BBB
   1,332,613    Term Loan, maturing June 29, 2006                                                       1,329,282
                PLIANT CORPORATION                                  B2        B+
   2,708,730    Term Loan, maturing May 31, 2008                                                        2,694,341
                RIVERWOOD INTERNATIONAL CORPORATION                 B1        B
     458,333    Revolver, maturing December 31, 2006                                                      437,135
  15,000,000    Term Loan, maturing December 31, 2006                                                  14,955,465
                SILGAN HOLDINGS, INC.                              Ba2       BB-
   1,990,000    Term Loan, maturing November 30, 2008                                                   1,989,170
                SMURFIT-STONE CONTAINER CANADA, INC.               Ba3        B+
   4,307,692    Term Loan, maturing June 30, 2009                                                       4,247,566
                TEKNI-PLEX, INC.                                    B1        B+
   2,932,500    Term Loan, maturing June 21, 2008                                                       2,878,738
                STONE CONTAINER CORPORATION                        Ba3        B+
  11,692,308    Term Loan, maturing June 30, 2009                                                      11,522,407
                                                                                                   --------------
                                                                                                       85,069,147
                                                                                                   --------------
DATA AND INTERNET SERVICES: 1.0%
                360NETWORKS, INC.                                   NR        NR
   1,353,721    Term Loan, maturing November 12, 2007                                                     825,770
                ARCH WIRELESS HOLDINGS, INC.                        NR        NR
   1,118,000    Senior Note, maturing May 15, 2007                                                        927,940
                ICG COMMUNICATIONS, INC.                            NR        NR
   4,908,431    Term Loan, maturing May 31, 2005                                                        4,147,625
                MCLEODUSA, INC.                                    Caa2       NR
   1,858,824    Term Loan, maturing May 30, 2008                                                          895,334
                TELETOUCH COMMUNICATIONS, INC.                      NR        NR
   2,341,461    Term Loan, maturing May 1, 2005                                                         2,259,510
                                                                                                   --------------
                                                                                                        9,056,179
                                                                                                   --------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING: 6.6%
                BARJAN PRODUCTS, LLC                                NR        NR
   4,838,625    Term Loan, maturing May 31, 2006                                                        4,540,149
                BRAND SERVICES, INC.                                B1        B+
   4,000,000    Term Loan, maturing October 16, 2009                                                    4,012,500
                DRESSER, INC.                                      Ba3       BB-
   5,317,830    Term Loan, maturing April 10, 2009                                                      5,328,753
                FLOWSERVE CORPORATION                              Ba3       BB-
   1,738,159    Term Loan, maturing June 30, 2006                                                       1,708,285
   5,366,400    Term Loan, maturing June 30, 2009                                                       5,312,258
                GENERAL CABLE CORPORATION                          Ba3       BB-
   2,581,174    Term Loan, maturing May 25, 2007                                                        1,920,825

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                    BANK LOAN
                                                                     RATINGS+
PRINCIPAL                                                          (UNAUDITED)
 AMOUNT         BORROWER/TRANCHE DESCRIPTION                     MOODY'S     S&P                        VALUE
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING (CONTINUED)
                MANITOWOC COMPANY, INC.                            Ba2        BB
$  1,975,000    Term Loan, maturing May 9, 2007                                                    $    1,981,172
                MUELLER GROUP, INC.                                 B1        B+
   3,990,000    Term Loan, maturing May 31, 2008                                                        3,975,038
                NEPTUNE TECHNOLOGY GROUP, INC.                     Ba3       BB-
   3,881,919    Term Loan, maturing November 1, 2008                                                    3,901,328
                SPX CORPORATION                                    Ba2       BB+
   2,992,992    Term Loan, maturing September 30, 2004                                                  2,970,544
   7,107,188    Term Loan, maturing September 30, 2009                                                  7,075,205
  11,845,313    Term Loan, maturing March 31, 2010                                                     11,796,451
                UNITED PET GROUP                                    NR        NR
   6,071,249    Term Loan, maturing March 31, 2006                                                      5,993,015
                                                                                                   --------------
                                                                                                       60,515,523
                                                                                                   --------------
DIVERSIFIED/CONGLOMERATE SERVICE: 0.9%
                IRON MOUNTAIN, INC.                                Ba3        BB
   1,998,000    Term Loan, maturing April 15, 2007                                                      2,003,411
                PRIVATE BUSINESS, INC.                              NR        NR
   3,595,513    Term Loan, maturing August 19, 2006                                                     3,541,580
                URS CORPORATION                                    Ba3       BB-
   3,000,000    Term Loan, maturing August 22, 2008                                                     2,947,500
                                                                                                   --------------
                                                                                                        8,492,491
                                                                                                   --------------
ECOLOGICAL: 2.1%
                ALLIED WASTE NORTH AMERICA, INC.                   Ba3        BB
   3,120,546    Term Loan, maturing July 21, 2005                                                       3,016,260
   1,806,714    Term Loan, maturing July 21, 2006                                                       1,778,116
   2,168,055    Term Loan, maturing July 21, 2007                                                       2,133,738
                AMERICAN REF-FUEL COMPANY, LLC                     Baa2      BBB
   3,637,209    Term Loan, maturing April 30, 2005                                                      3,582,651
                IT GROUP, INC.(2)                                  Caa1       NR
   4,154,605    Term Loan, maturing June 11, 2007(3)                                                      384,301
                RUMPKE CONSOLIDATED COMPANIES, INC.                 B1       BB-
   3,331,912    Term Loan, maturing March 31, 2003                                                      3,316,085
                WASTE CONNECTIONS, INC.                            Ba3        BB
   5,195,402    Revolver, maturing May 16, 2005                                                         5,117,471
                                                                                                   --------------
                                                                                                       19,328,622
                                                                                                   --------------
ELECTRONICS: 2.5%
                ACTERNA, LLC                                       Caa1      CCC+
   6,218,626    Term Loan, maturing September 30, 2007                                                  1,570,203
                DECISION ONE CORPORATION                            B3       CCC
   1,969,782    Term Loan, maturing April 18, 2005                                                      1,674,315
   9,933,493    Term Loan, maturing April 18, 2005                                                      8,443,469
                INSILCO TECHNOLOGIES, INC.                         Caa2       D
   4,925,016    Term Loan, maturing March 25, 2007(3)                                                   1,083,503
                KNOWLES ELECTRONICS, INC                            B3       CCC+
   3,395,397    Term Loan, maturing June 29, 2007                                                       2,727,634

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                    BANK LOAN
                                                                     RATINGS+
PRINCIPAL                                                          (UNAUDITED)
 AMOUNT         BORROWER/TRANCHE DESCRIPTION                     MOODY'S     S&P                        VALUE
-----------------------------------------------------------------------------------------------------------------
ELECTRONICS (CONTINUED)
                SARCOM, INC.                                        NR        NR
$  8,993,645    Term Loan, maturing December 31, 2002(3)                                           $    3,786,323
                TRANSACTION NETWORK SERVICES, INC.                 Ba3       BB-
   3,895,833    Term Loan, maturing April 3, 2007                                                       3,876,354
                                                                                                   --------------
                                                                                                       23,161,801
                                                                                                   --------------
FINANCE: 2.8%
                ALLIANCE DATA SYSTEMS CORPORATION                   B1        B+
   8,710,638    Term Loan, maturing July 25, 2005                                                       8,628,976
                ANTHONY CRANE RENTAL, L.P.                         Caa2      CCC+
  14,512,500    Term Loan, maturing July 20, 2006                                                       8,441,442
                RENT-A-CENTER, INC.                                Ba2        BB
   1,441,705    Term Loan, maturing January 31, 2006                                                    1,438,822
   3,174,077    Term Loan, maturing January 31, 2007                                                    3,167,729
   1,250,713    Term Loan, maturing December 31, 2007                                                   1,248,993
                UNITED RENTALS, INC.                               Ba3        BB
   1,994,937    Term Loan, maturing August 31, 2007                                                     1,945,895
                VALUE ASSET MANAGEMENT, INC.                        B1        B+
     750,000    Term Loan, maturing April 28, 2003                                                        731,250
                                                                                                   --------------
                                                                                                       25,603,107
                                                                                                   --------------
GAMING: 4.6%
                ALADDIN GAMING, LLC(2)                             Caa1       NR
   2,968,421    Term Loan, maturing August 26, 2006(3)                                                  2,367,316
   4,455,000    Term Loan, maturing February 26, 2008(3)                                                3,552,863
                ALLIANCE GAMING CORPORATION                         B1       BB-
   4,975,000    Term Loan, maturing December 31, 2006                                                   4,997,800
                AMERISTAR CASINOS, INC.                            Ba3       BB-
   1,577,878    Term Loan, maturing December 20, 2006                                                   1,584,782
   1,358,876    Term Loan, maturing December 20, 2006                                                   1,364,821
                ARGOSY GAMING COMPANY                              Ba2        BB
   4,443,750    Term Loan, maturing July 31, 2008                                                       4,458,561
                BOYD GAMING CORPORATION                            Ba1       BB+
     997,500    Term Loan, maturing June 24, 2008                                                         999,370
                ISLE OF CAPRI CASINOS, INC.                        Ba2       BB-
     995,000    Term Loan, maturing April 26, 2008                                                        997,720
                MANDALAY RESORT GROUP                              Ba2       BB+
  17,000,000    Term Loan, maturing August 22, 2006                                                    16,904,375
                SCIENTIFIC GAMES CORPORATION                       Ba3       BB-
   4,900,000    Term Loan, maturing September 30, 2007                                                  4,910,721
                                                                                                   --------------
                                                                                                       42,138,329
                                                                                                   --------------
GROCERY: 0.4%
                GIANT EAGLE, INC.                                  Ba2       BB+
   1,995,000    Term Loan, maturing August 2, 2009                                                      1,996,247
                WINN DIXIE STORES, INC.                            Baa3      BBB
   1,440,000    Term Loan, maturing March 29, 2007                                                      1,446,000
                                                                                                   --------------
                                                                                                        3,442,247
                                                                                                   --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                    BANK LOAN
                                                                     RATINGS+
PRINCIPAL                                                          (UNAUDITED)
 AMOUNT         BORROWER/TRANCHE DESCRIPTION                     MOODY'S     S&P                        VALUE
-----------------------------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE: 10.9%
                ALLIANCE IMAGING, INC.                              B1        B+
$  1,038,168    Term Loan, maturing November 2, 2006                                               $    1,021,298
   6,703,060    Term Loan, maturing June 10, 2008                                                       6,703,060
                ALPHARMA OPERATING CORPORATION                      B2       BB-
   1,285,282    Term Loan, maturing October 5, 2008                                                     1,198,526
                APRIA HEALTHCARE GROUP INC.                        Ba1       BBB-
   4,950,000    Term Loan, maturing July 20, 2008                                                       4,947,678
                BROWN SCHOOLS                                       B3        B
   7,930,861    Term Loan, maturing June 30, 2003                                                       7,375,700
                CAREMARK RX, INC.                                  Ba2       BB+
   2,482,513    Term Loan, maturing March 31, 2006                                                      2,484,580
                COMMUNITY HEALTH SYSTEMS, INC.                     Ba3       BB-
  13,000,000    Term Loan, maturing July 16, 2010                                                      12,953,278
                CONCENTRA OPERATING CORPORATION                     B1        B+
   3,002,778    Term Loan, maturing June 30, 2006                                                       2,819,482
   1,501,389    Term Loan, maturing June 30, 2007                                                       1,409,741
                COVENANT CARE, INC.                                 NR        NR
   5,424,807    Term Loan, maturing June 30, 2003                                                       5,356,997
                DAVITA, INC.                                       Ba3       BB-
   8,935,941    Term Loan, maturing March 31, 2009                                                      8,949,908
                EXPRESS SCRIPTS, INC.                              Ba1       BBB-
   4,000,000    Term Loan, maturing March 31, 2008                                                      3,990,716
                FOUNTAIN VIEW, INC.(2)                              NR        NR
  12,167,195    Term Loan, maturing March 31, 2004                                                     11,637,813
                GENESIS HEALTH VENTURES, INC.                      Ba3        B+
   1,027,170    Term Loan, maturing March 31, 2007                                                      1,023,318
     744,936    Term Loan, maturing March 31, 2007                                                        744,005
   1,539,950    Floating Rate Note, maturing April 2, 2007                                              1,539,950
                HCA, INC.                                          Ba1       BBB-
   9,771,429    Term Loan, maturing April 30, 2006                                                      9,636,202
                KINETIC CONCEPTS, INC.                             Ba1       BBB
   3,950,000    Term Loan, maturing March 31, 2006                                                      3,945,063
                MAGELLAN HEALTH SERVICES, INC.                     Caa1      CCC
   1,235,296    Term Loan, maturing February 12, 2005                                                   1,041,354
   1,235,296    Term Loan, maturing February 12, 2006                                                   1,045,369
                MARINER HEALTH CARE, INC.                           B1        NR
     988,381    Floating Rate Note, maturing May 13, 2009                                                 973,555
                SYBRON DENTAL MANAGEMENT, INC.                     Ba3       BB-
   1,545,875    Term Loan, maturing June 6, 2009                                                        1,548,774
                TRIAD HOSPITALS, INC.                              Ba3        B+
   1,978,182    Term Loan, maturing September 30, 2008                                                  1,986,714
                VICAR OPERATING, INC.                               B1        B+
   4,992,500    Term Loan, maturing September 30, 2008                                                  5,004,981
                                                                                                   --------------
                                                                                                       99,338,062
                                                                                                   --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                    BANK LOAN
                                                                     RATINGS+
PRINCIPAL                                                          (UNAUDITED)
 AMOUNT         BORROWER/TRANCHE DESCRIPTION                     MOODY'S     S&P                        VALUE
-----------------------------------------------------------------------------------------------------------------
HOME AND OFFICE FURNISHING, HOUSEWARES: 1.8%
                DESA INTERNATIONAL, INC.(2)                        Caa2       NR
$  3,510,000    Debtor in Possession, maturing November 26, 2002                                   $    3,492,450
   7,136,218    Term Loan, maturing November 26, 2004(3)                                                6,137,148
                HOLMES PRODUCTS CORPORATION                         B2        B
   3,584,928    Term Loan, maturing February 5, 2007                                                    3,307,096
                IDENTITY GROUP, INC.                                NR        NR
   4,525,000    Term Loan, maturing May 11, 2007                                                        2,579,250
                IMPERIAL HOME DECOR GROUP, INC.                     NR        NR
     833,725    Term Loan, maturing April 4, 2006                                                         779,533
                                                                                                   --------------
                                                                                                       16,295,477
                                                                                                   --------------
INSURANCE: 0.7%
                FUND AMERICAN COMPANIES, INC.                      Baa2      BBB+
   4,432,500    Term Loan, maturing March 31, 2007                                                      4,421,419
                USI HOLDINGS CORPORATION                            B1        B+
   2,449,137    Term Loan, maturing September 17, 2004                                                  2,259,329
                                                                                                   --------------
                                                                                                        6,680,748
                                                                                                   --------------
LEISURE, AMUSEMENT, MOTION PICTURES, AND ENTERTAINMENT: 9.6%
                AMF BOWLING WORLDWIDE, INC.                         B1        B
   1,904,722    Term Loan, maturing February 28, 2008                                                   1,871,390
                BALLY TOTAL FITNESS HOLDING CORPORATION            Ba3        B+
   5,922,332    Term Loan, maturing November 10, 2004                                                   5,833,497
                FITNESS HOLDINGS WORLDWIDE, INC.                    B1        B
   8,595,637    Term Loan, maturing November 2, 2006                                                    8,352,096
   7,684,841    Term Loan, maturing November 2, 2007                                                    7,467,106
                KERASOTES THEATRES, INC.                            B1        B+
   2,000,000    Term Loan, maturing December 31, 2008                                                   2,003,750
                LODGENET ENTERTAINMENT CORPORATION                 Ba3        B+
   2,990,000    Term Loan, maturing June 30, 2006                                                       2,976,919
                LOEWS CINEPLEX ENTERTAINMENT CORPORATION            NR        NR
   9,912,777    Term Loan, maturing February 29, 2008                                                   9,697,997
                METRO-GOLDWYN-MAYER STUDIOS, INC.                  Ba3       BB-
  14,500,000    Term Loan, maturing June 30, 2008                                                      14,318,750
                PANAVISION, INC.                                   Caa1      CCC
  14,016,487    Term Loan, maturing March 31, 2005                                                     11,984,096
                REGAL CINEMAS, INC.                                 B1       BB-
   2,437,500    Term Loan, maturing December 31, 2007                                                   2,443,594
                SIX FLAGS THEME PARKS, INC.                        Ba2       BB-
  11,000,000    Term Loan, maturing June 30, 2009                                                      10,800,625
                WASHINGTON FOOTBALL, INC.                          Baa3       NR
   3,000,000    Term Loan, maturing October 16, 2007                                                    3,016,875
                XANTERRA PARKS & RESORTS, LLC                       NR        NR
   3,418,661    Term Loan, maturing September 30, 2004                                                  3,410,114
   3,418,661    Term Loan, maturing September 30, 2005                                                  3,410,114
                                                                                                   --------------
                                                                                                       87,586,923
                                                                                                   --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                    BANK LOAN
                                                                     RATINGS+
PRINCIPAL                                                          (UNAUDITED)
 AMOUNT         BORROWER/TRANCHE DESCRIPTION                     MOODY'S     S&P                        VALUE
-----------------------------------------------------------------------------------------------------------------
LODGING: 7.8%
                EXTENDED STAY AMERICA, INC.                        Ba3       BB-
$ 16,227,853    Term Loan, maturing January 15, 2008                                               $   15,903,296
                HILTON HAWAIIAN VILLAGE, LLC                       Ba1       BBB-
  13,786,765    Revolver, maturing June 1, 2003                                                        13,579,963
                KSL RECREATIONAL GROUP, INC.                       Ba3        B+
   1,513,611    Term Loan, maturing April 30, 2005                                                      1,502,259
   1,513,611    Term Loan, maturing April 30, 2006                                                      1,505,097
   9,075,000    Term Loan, maturing December 22, 2006                                                   9,044,287
                MERISTAR INVESTMENT PARTNERS                       Ba3        B-
   6,150,707    Term Loan, maturing March 31, 2003                                                      6,166,083
   2,500,000    Term Loan, maturing March 31, 2003                                                      2,506,250
                WYNDHAM INTERNATIONAL, INC.                         NR        B-
   7,646,072    Term Loan, maturing June 30, 2004                                                       5,973,493
  19,392,939    Term Loan, maturing June 30, 2006                                                      14,900,235
                                                                                                   --------------
                                                                                                       71,080,963
                                                                                                   --------------
MACHINERY: 0.8%
                ALLIANCE LAUNDRY HOLDINGS, LLC                      B1        B
   3,966,541    Term Loan, maturing August 2, 2007                                                      3,900,431
                MORRIS MATERIAL HANDLING, INC.                      NR        NR
     258,831    Term Loan, maturing September 28, 2004                                                    245,889
                VUTEK, INC.                                         B1        NR
   1,068,237    Term Loan, maturing July 31, 2005                                                       1,023,202
   1,708,539    Term Loan, maturing July 31, 2007                                                       1,642,627
     628,431    Term Loan, maturing December 30, 2007                                                     604,187
                                                                                                   --------------
                                                                                                        7,416,336
                                                                                                   --------------
MINING, STEEL, IRON AND NON-PRECIOUS METALS: 0.1%
                NATIONAL REFRACTORIES & MINERALS CORPORATION(2)     NR        NR
   1,250,000    Term Loan, maturing March 30, 2002                                                      1,187,500
                                                                                                   --------------
                                                                                                        1,187,500
                                                                                                   --------------
OIL AND GAS: 2.2%
                PACIFIC ENERGY GROUP, LLC                          Ba2       BBB-
   4,000,000    Term Loan, maturing July 26, 2009                                                       4,015,000
                PLAINS MARKETING, L.P.                             Ba1       BB+
   3,465,000    Term Loan, maturing September 21, 2007                                                  3,482,325
                PMC COMPANY                                        Ba1       BB+
   2,970,000    Term Loan, maturing May 5, 2006                                                         2,977,425
                TESORO PETROLEUM CORPORATION                       Ba3        BB
     993,898    Term Loan, maturing December 31, 2007                                                     918,527
   5,948,478    Term Loan, maturing December 31, 2007                                                   5,497,387
                W-H ENERGY SERVICES, INC.                           B2        B+
   3,447,500    Term Loan, maturing April 16, 2007                                                      3,460,428
                                                                                                   --------------
                                                                                                       20,351,092
                                                                                                   --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                    BANK LOAN
                                                                     RATINGS+
PRINCIPAL                                                          (UNAUDITED)
 AMOUNT         BORROWER/TRANCHE DESCRIPTION                     MOODY'S     S&P                        VALUE
-----------------------------------------------------------------------------------------------------------------
OTHER TELECOMMUNICATIONS: 2.6%
                BROADWING, INC.                                    Ba3        BB
$  9,779,000    Term Loan, maturing November 9, 2004                                               $    8,735,903
   6,326,734    Term Loan, maturing December 30, 2006                                                   5,686,152
     759,759    Term Loan, maturing June 28, 2007                                                         683,308
                GCI HOLDINGS, INC.                                 Ba3       BB+
   1,500,000    Term Loan, maturing October 15, 2004                                                    1,492,500
                INFONET SERVICES CORPORATION                       Ba3       BB-
   4,521,081    Term Loan, maturing June 30, 2006                                                       4,498,476
                INTERA GROUP, INC.                                  NR        NR
   2,905,339    Term Loan, maturing December 31, 2005(3)                                                2,760,072
     909,384    Term Loan, maturing December 31, 2005(3)                                                       --
   1,591,423    Term Loan, maturing December 31, 2005(3)                                                       --
                                                                                                   --------------
                                                                                                       23,856,411
                                                                                                   --------------
PERSONAL & NON-DURABLE CONSUMER PRODUCTS: 6.8%
                AM COSMETICS CORPORATION                            NR        NR
   2,292,689    Revolver, maturing May 30, 2004(3)                                                      1,857,078
   1,305,151    Term Loan, maturing May 30, 2004(3)                                                            --
   2,610,303    Term Loan, maturing December 31, 2004(3)                                                       --
                AMSCAN HOLDINGS, INC.                               B1        B+
   9,494,337    Term Loan, maturing December 31, 2004                                                   9,209,507
                ARMKEL, LLC                                        Ba3        B+
   1,980,000    Term Loan, maturing March 28, 2009                                                      1,993,082
                BUHRMANN U.S., INC.                                Ba3       BB-
   2,958,821    Term Loan, maturing October 26, 2005                                                    2,751,704
   5,072,551    Term Loan, maturing October 26, 2007                                                    4,793,560
                CENTIS, INC.(2)                                     B2        B
   3,900,000    Term Loan, maturing September 30, 2005(3)                                               1,014,000
   3,421,250    Term Loan, maturing September 30, 2006(3)                                                 889,525
                CHURCH & DWIGHT CO., INC.                          Ba2        BB
   2,995,000    Term Loan, maturing September 30, 2007                                                  3,014,656
                JOSTENS, INC.                                       B1       BB-
   4,500,000    Term Loan, maturing December 31, 2009                                                   4,506,561
   2,845,552    Term Loan, maturing May 31, 2006                                                        2,795,754
                NORWOOD PROMOTIONAL PRODUCTS, INC.                  NR        NR
   8,614,438    Term Loan, maturing February 1, 2005                                                    8,614,438
   5,860,162    Term Loan, maturing February 1, 2005(3)                                                 3,044,354
   1,641,647    Term Loan, maturing February 1, 2005(3)                                                        --
                PAINT SUNDRY BRANDS CORPORATION                     B2        B+
     938,563    Term Loan, maturing August 11, 2005                                                       872,864
     919,216    Term Loan, maturing August 11, 2006                                                       854,871
                PLAYTEX PRODUCTS, INC.                             Ba3       BB-
  11,275,083    Term Loan, maturing May 31, 2009                                                       11,236,331
                RAYOVAC CORPORATION                                Ba3       BB-
   4,975,000    Term Loan, maturing September 30, 2009                                                  4,968,781
                                                                                                   --------------
                                                                                                       62,417,066
                                                                                                   --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                    BANK LOAN
                                                                     RATINGS+
PRINCIPAL                                                          (UNAUDITED)
 AMOUNT         BORROWER/TRANCHE DESCRIPTION                     MOODY'S     S&P                        VALUE
-----------------------------------------------------------------------------------------------------------------
PERSONAL, FOOD & MISCELLANEOUS SERVICES: 5.4%
                AFC ENTERPRISES, INC.                              Ba2        BB
$  1,596,000    Term Loan, maturing May 23, 2009                                                   $    1,597,163
                COINMACH CORPORATION                                B1       BB-
   4,925,000    Term Loan, maturing July 25, 2009                                                       4,931,156
                DOMINOS, INC.                                      Ba3       BB-
   2,992,500    Term Loan, maturing June 30, 2008                                                       2,999,981
                NEW WORLD RESTAURANT GROUP, INC.                   Caa2      CCC+
   4,000,000    Secured Floating Rate Note, maturing June 15, 2003                                      3,600,000
                OTIS SPUNKMEYER, INC.                               B1        B+
   7,000,000    Term Loan, maturing January 21, 2009                                                    6,965,000
                PAPA GINO'S, INC.                                   NR        NR
   1,943,182    Term Loan, maturing August 31, 2006                                                     1,897,781
   4,921,875    Term Loan, maturing August 31, 2007                                                     4,843,367
                RELIZON COMPANY                                    Ba3       BB-
   1,440,699    Revolver, maturing August 4, 2006                                                       1,361,460
                SC INTERNATIONAL SERVICES                          Ba1        BB
  25,123,262    Term Loan, maturing March 1, 2007                                                      21,040,732
                                                                                                   --------------
                                                                                                       49,236,640
                                                                                                   --------------
PRINTING AND PUBLISHING: 5.5%
                ADAMS OUTDOOR ADVERTISING, L.P.                     B1        B+
   1,785,000    Term Loan, maturing February 8, 2008                                                    1,790,950
                ADVANSTAR COMMUNICATIONS, INC.                      B2        B
  10,643,610    Term Loan, maturing April 11, 2007                                                      9,579,249
   2,451,429    Term Loan, maturing October 11, 2007                                                    2,206,286
                CANWEST MEDIA, INC.                                Ba3        B+
   4,222,181    Term Loan, maturing May 15, 2008                                                        4,224,820
   4,521,976    Term Loan, maturing May 15, 2009                                                        4,521,270
                DEX MEDIA EAST, LLC                                Ba3       BB-
   5,500,000    Term Loan, maturing November 8, 2009                                                    5,502,750
                LAMAR MEDIA CORPORATION                            Ba2       BB-
   5,310,937    Term Loan, maturing March 1, 2006                                                       5,232,936
                PRIMEDIA, INC.                                      B3        B
   3,960,000    Term Loan, maturing June 30, 2009                                                       3,598,650
                READER'S DIGEST ASSOCIATIONS, INC.                 Baa3      BB+
   6,982,500    Term Loan, maturing May 20, 2008                                                        6,763,047
                TRANSWESTERN PUBLISHING COMPANY                    Ba3        B+
   2,962,500    Term Loan, maturing June 27, 2008                                                       2,949,539
                VERTIS, INC.                                        B1        B+
   2,463,679    Term Loan, maturing December 7, 2008                                                    2,412,866
                ZIFF DAVIS MEDIA, INC.                              B3       CCC-
   1,694,296    Term Loan, maturing March 31, 2007                                                      1,457,095
                                                                                                   --------------
                                                                                                       50,239,458
                                                                                                   --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                    BANK LOAN
                                                                     RATINGS+
PRINCIPAL                                                          (UNAUDITED)
 AMOUNT         BORROWER/TRANCHE DESCRIPTION                     MOODY'S     S&P                        VALUE
-----------------------------------------------------------------------------------------------------------------
RADIO AND TELEVISION BROADCASTING: 5.0%
                BENEDEK BROADCASTING CORPORATION(2)                 B2        NR
$     15,909    Term Loan, maturing November 20, 2007                                              $       15,876
                BLOCK COMMUNICATIONS, INC.                         Ba2       BB-
   2,992,500    Term Loan, maturing November 15, 2009                                                   3,001,852
                CITADEL BROADCASTING COMPANY                       Ba2        B+
   4,500,000    Term Loan, maturing June 26, 2009                                                       4,524,750
                CUMULUS MEDIA, INC.                                Ba3        B+
   3,000,000    Term Loan, maturing March 28, 2010                                                      3,021,249
                EMMIS OPERATING COMPANY                            Ba2        B+
  10,982,904    Term Loan, maturing August 31, 2009                                                    11,016,083
                FISHER BROADCASTING, INC.                          Ba3        B+
   2,500,000    Term Loan, maturing February 28, 2010                                                   2,500,625
                GRAY TELEVISION, INC.                              Ba3        B+
   4,000,000    Term Loan, maturing December 31, 2010                                                   4,020,000
                PAXSON COMMUNICATIONS CORPORATION                  Ba3        BB
   4,937,500    Term Loan, maturing June 30, 2006                                                       4,888,125
                PEGASUS MEDIA & COMMUNICATIONS, INC.                B3        B+
   5,899,950    Term Loan, maturing April 30, 2005                                                      5,019,872
                SINCLAIR BROADCAST GROUP, INC.                     Ba2        BB
   5,000,000    Term Loan, maturing December 31, 2009                                                   5,012,500
                SUSQUEHANNA MEDIA COMPANY                          Ba1       BB-
   2,487,500    Term Loan, maturing June 30, 2008                                                       2,499,938
                                                                                                   --------------
                                                                                                       45,520,870
                                                                                                   --------------
RETAIL STORES: 6.1%
                ADVANCE STORES COMPANY, INC.                       Ba3       BB-
   3,500,000    Term Loan, maturing November 30, 2007                                                   3,506,017
                CH OPERATING, LLC                                   B2        B+
   4,758,621    Term Loan, maturing June 30, 2007                                                       4,699,138
                HERBALIFE INTERNATIONAL, INC.                       B1       BB-
   1,944,444    Term Loan, maturing July 31, 2008                                                       1,929,861
                K MART CORPORATION                                 Ba1       BBB
   3,500,000    Debtor in Possession Term Loan, maturing
                April 22, 2004                                                                          3,441,666
                MURRAY'S DISCOUNT AUTO STORES, INC.                 NR        B
  13,369,190    Term Loan, maturing June 30, 2003                                                      13,209,304
                PEEBLES, INC.                                       NR        NR
   7,839,708    Term Loan, maturing April 30, 2004                                                      7,800,509
                PETCO ANIMAL SUPPLIES, INC.                        Ba3       BB-
   3,490,956    Term Loan, maturing October 2, 2008                                                     3,502,958
                RITE AID CORPORATION                                B2       BB-
  14,775,191    Term Loan, maturing June 27, 2005                                                      14,553,563
                SHOPPERS DRUG MART CORPORATION                     Ba1       BBB+
     952,941    Term Loan, maturing February 4, 2009                                                      954,966
                TRAVELCENTERS OF AMERICA, INC.                     Ba3        BB
   2,481,250    Term Loan, maturing November 14, 2008                                                   2,492,882
                                                                                                   --------------
                                                                                                       56,090,864
                                                                                                   --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                    BANK LOAN
                                                                     RATINGS+
PRINCIPAL                                                          (UNAUDITED)
 AMOUNT         BORROWER/TRANCHE DESCRIPTION                     MOODY'S     S&P                        VALUE
-----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT: 5.2%
                AMERICAN TOWER, L.P.                                B2       BB-
$ 11,916,667    Term Loan, maturing June 30, 2007                                                  $   10,351,246
                CROWN CASTLE OPERATING COMPANY                     Ba3       BB-
  13,000,000    Term Loan, maturing March 15, 2008                                                     11,952,772
                PINNACLE TOWERS, INC.                               B3        D
   8,619,958    Term Loan, maturing June 30, 2007                                                       7,887,261
                SPECTRASITE COMMUNICATIONS, INC.                    B3        CC
   8,500,000    Term Loan, maturing December 31, 2007                                                   7,426,875
                TRIPOINT GLOBAL COMMUNICATIONS, INC.                NR        NR
   4,179,805    Term Loan, maturing May 31, 2006                                                        4,095,147
                TSI TELECOMMUNICATION SERVICES, INC.               Ba3        B+
   5,846,591    Term Loan, maturing December 31, 2006                                                   5,486,049
                                                                                                   --------------
                                                                                                       47,199,350
                                                                                                   --------------
TEXTILES AND LEATHER: 2.9%
                ACCESSORY NETWORK GROUP, INC.                       NR        NR
   8,203,882    Term Loan, maturing June 30, 2003                                                       5,332,523
                GALEY & LORD, INC.(2)                              Caa2       NR
   2,736,593    Term Loan, maturing April 2, 2005                                                       1,847,201
   1,959,413    Term Loan, maturing April 1, 2006                                                       1,322,604
                LEVI STRAUSS & COMPANY                              B1        BB
      76,456    Term Loan, maturing August 29, 2003                                                        76,134
                MALDEN MILLS INDUSTRIES, INC.(2)                    NR        NR
   8,958,296    Term Loan, maturing October 28, 2006(3)                                                 4,755,010
                POLYMER GROUP, INC.(2)                              B3        NR
   4,779,769    Term Loan, maturing December 20, 2005                                                   4,322,278
   5,462,500    Term Loan, maturing December 20, 2006                                                   4,932,184
                TARGUS GROUP, INC.                                  NR        NR
   3,432,425    Term Loan, maturing August 31, 2006                                                     3,037,696
                WILLIAM CARTER COMPANY                             Ba3       BB-
     990,000    Term Loan, maturing September 30, 2008                                                    997,425
                                                                                                   --------------
                                                                                                       26,623,055
                                                                                                   --------------
UTILITIES: 1.0%
                CALPINE CORPORATION                                Ba3       BBB-
   1,899,130    Term Loan, maturing March 8, 2004                                                       1,619,439
                MICHIGAN ELECTRIC TRANSMISSION COMPANY             Baa2      BB+
   2,992,500    Term Loan, maturing May 1, 2007                                                         2,973,797
                PIKE ELECTRIC, INC.                                Ba3       BB-
   1,776,471    Term Loan, maturing April 18, 2010                                                      1,786,834
                SOUTHERN CALIFORNIA EDISON COMPANY                 Ba2        BB
   2,500,000    Term Loan, maturing March 1, 2003                                                       2,479,689
                                                                                                   --------------
                                                                                                        8,859,759
                                                                                                   --------------
                TOTAL SENIOR LOAN -- 161.8%
                  (COST $1,646,480,555)                                                            $1,479,865,820
                                                                                                   --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
OTHER CORPORATE DEBT

PRINCIPAL
 AMOUNT         BORROWER/TRANCHE DESCRIPTION                      MOODY'S    S&P                        VALUE
-----------------------------------------------------------------------------------------------------------------
AUTOMOBILE: 0.5%
                CAPITAL TOOL & DESIGN, LTD.                         NR        NR
$  6,000,000    Subordinated Note, maturing July 10, 2004                                          $    4,800,000

DATA AND INTERNET SERVICES: 0.0%
                ARCH WIRELESS HOLDINGS, INC.                        NR        NR
     739,789    Subordinated Note, maturing May 15, 2009(3)                                               236,732

FINANCE: 1.1%
                VALUE ASSET MANAGEMENT, INC.                        B3        B
  10,000,000    Senior Subordinated Bridge Note, maturing August 31,                                    9,750,000
                2005

HEALTHCARE, EDUCATION AND CHILDCARE: 0.0%
                BLOCK VISION HOLDINGS CORPORATION                   NR        NR
      13,365    Junior Term Loan, maturing January 31, 2006                                                    --

HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND DURABLE CONSUMER PRODUCTS: 0.0%
                MP HOLDINGS, INC.                                   NR        NR
      38,060    Subordinated Note, maturing March 14, 2007                                                 36,157

OIL AND GAS: 0.8%
                PREMCOR REFINING GROUP                             Ba3       BB-
   8,000,000    Floating Rate Note, maturing November 15, 2004                                          7,280,000

PERSONAL & NONDURABLE CONSUMER PRODUCTS: 0.3%
                AM COSMETICS CORPORATION                            NR        NR
   3,626,611    Subordinated Note, maturing March 31, 2006(3)                                                  --
                PAINT SUNDRY BRANDS                                 B2        B+
   2,875,000    Subordinated Note, maturing August 11, 2008                                             2,328,750

TEXTILES AND LEATHER: 0.1%
                TARTAN TEXTILE SERVICES, INC.                       NR        NR
   1,332,583    Subordinated Note, maturing April 1, 2011                                               1,265,954
                                                                                                   --------------
                TOTAL OTHER CORPORATE DEBT -- 2.8%
                  (COST $27,965,025)                                                                   25,697,593
                                                                                                   --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

EQUITIES AND OTHER INVESTMENTS

                                                                                                        VALUE
                                                                                                        -----
                360 Networks, Inc. (76,029 Common Shares)(@) (R)                                   $           --
                Allied Digital Technologies Corporation (Residual Interest in
                  Bankruptcy Estate)(1) (@) (R)                                                           186,961
                AM Cosmetics Corporation (37,197 Common Shares)(@) (R)                                         --
                AM Cosmetics Corporation (415 Preferred Shares)(@) (R)                                         --
                Arch Wireless Holdings, Inc. (102,124 Common Shares)(@)                                   112,336
                Avborne, Inc. (Residual Interest in Bankruptcy Estate)(2) (@) (R)                       1,236,960
                Autotote Systems, Inc. (Option to Purchase 0.248% of Common Shares
                  Issued and Outstanding)(@) (R)                                                               --
                Block Vision Holdings Corporation (571 Common Shares)(@) (R)                                   --
                Boston Chicken Inc. (Residual Interest in Boston Chicken
                  Plan Trust)(2) (@) (R)                                                                8,014,962
                Breed Technologies, Inc. (212,171 Common Shares)(@) (R)                                 3,392,614
                Capital Tool & Design, Ltd. (Warrants for 121,159 Common Shares)(@) (R)                        --
                Casden Properties Operation (10,000 Shares of Junior Cumulative
                  Preferred Partnership Units)(R)                                                         250,000
                Covenant Care, Inc. (Warrants for 26,501 Common Shares,
                Expires March 31, 2003)(@) (R)                                                                 --
                Covenant Care, Inc. (Warrants for 19,000 Common Shares,
                Expires January 13, 2005)(@) (R)                                                               --
                Dan River, Inc. (127,306 Common Shares)(@)                                                229,151
                Decision One Corporation (350,059 Common Shares)(@) (R)                                 2,187,869
                Electro Mechanical Solutions (Residual Interest in Bankruptcy
                  Estate)(2) (@) (R)                                                                       11,356
                Enterprise Profit Solutions (Liquidation Interest)(@) (R)                                      --
                Euro United Corporation (Residual Interest in Bankruptcy
                  Estate)(4) (@) (R)                                                                     4,466,250
                Exide Technologies (Warrants for 16,501 Common Shares, Expires
                  March 16, 2006)(2) (@) (R)                                                                  165
                Genesis Health Ventures, Inc. (190,605 Common Shares)(@)                                3,337,494
                Genesis Health Ventures, Inc. (2,223 Preferred Shares)(@)                                 200,070
                Grand Union Company (Residual Interest in Bankruptcy
                  Estate)(2) (@) (R)                                                                      130,142
                Holmes Products Corporation (Warrants for 19,397 Common Shares,
                  Expires May 7, 2006)(@) (R)                                                                  --
                Humphreys, Inc. (Residual Interest in Bankruptcy Estate)(2) (@) (R)                        25,000
                Imperial Home Decor Group, Inc. (300,141 Common Shares)(@) (R)                                  1
                IHDG Realty (300,141 Common Shares)(@) (R)                                                      1
                Intera Group, Inc. (864 Common Shares)(@) (R)                                                  --
                Kevco, Inc. (Residual Interest in Bankruptcy Estate)(2) (@) (R)                           147,443
                Mariner Health Care, Inc. (126,525 Common Shares)(@)                                      852,779
                Morris Material Handling, Inc. (481,373 Common Shares)(@) (R)                             760,569
                MP Holdings, Inc. (590 Common Shares)(@) (R)                                                    6
                Murray's Discount Auto Stores, Inc. (17 Common Shares)(@) (R)                              95,524
                Murray's Discount Auto Stores, Inc. (Warrants for 955 Common
                  Shares, Expires January 22, 2007)(@) (R)                                              5,377,251

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                        -----
                New World Restaurant Group, Inc. (Warrants for 4,000 Common
                  Shares, Expires June 15, 2006)(@) (R)                                            $       48,020
                Safelite Glass Corporation (660,808 Common Shares)(@) (R)                               8,623,544
                Safelite Realty (44,605 Common Shares)(@) (R)                                                   1
                Scientific Games Corporation (48,930 Warrants for Class B
                  Non-Voting Common Shares, Expires October 2003)(@) (R)                                  137,565
                Soho Publishing (17,582 Common Shares)(@) (R)                                                 176
                Staff Leasing, Inc. (60,056 Common Shares)(@) (R)                                         234,819
                Stellex Aerostructures, Inc. (11,130 Common Shares)(@) (R)                                     --
                Tartan Textile Services, Inc. (23,449 Shares of Series D
                  Preferred Stock)(@) (R)                                                               2,227,655
                Tartan Textile Services, Inc. (36,775 Shares of Series E
                  Preferred Stock)(@) (R)                                                               2,333,852
                Telinget, Inc. (Residual Interest in Bankruptcy Estate)(2) (@) (R)                             --
                Tembec, Inc. (167,239 Common Shares)(@) (R)                                             1,160,221
                TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)(1)(@) (R)                           --
                U.S. Office Products Company (Residual Interest in Bankruptcy
                  Estate)(2) (@) (R)                                                                           --
                                                                                                   --------------
                TOTAL FOR EQUITIES AND OTHER INVESTMENTS -- 5.0%
                  (COST $43,442,667)                                                                   45,780,757
                                                                                                   --------------

                    TOTAL INVESTMENTS (COST $1,717,888,247)(5)                            169.6%   $1,551,344,170
                    PREFERRED SHARES AND LIABILITIES IN EXCESS OF CASH AND
                      OTHER ASSETS, NET                                                   -69.6%     (636,438,751)
                                                                                         ------    --------------
                    NET ASSETS                                                            100.0%   $  914,905,419
                                                                                         ======    ==============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

----------
@    Non-income producing security.
(R)  Restricted security.
* Senior loans, while exempt from registration under the Security Act of 1933, as amended contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at margin above the Prime Rate of a U.S. bank specified in the credit agreement, LIBOR, the certificate of deposit rate, or in some cases another base lending rate.
NR   Not Rated
+ Bank Loans rated below Baa by Moody's Investor Services, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(1) The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(3)  Loan is on non-accrual basis.
(4) The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5) For federal income tax purposes, the cost of investment is $1,715,065,247 and net unrealized depreciation consists of the following:

                Gross Unrealized Appreciation         $     9,383,201
                Gross Unrealized Depreciation            (173,104,278)
                                                      ---------------
                Net Unrealized Depreciation           $  (163,721,077)
                                                      ===============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at value (Cost $1,717,888,247)                     $ 1,551,344,170
Cash                                                                                 195,873
Receivables:
 Interest                                                                          9,172,371
 Other                                                                               101,811
Prepaid expenses                                                                     155,084
Prepaid arrangement fees on notes payable                                            151,670
                                                                             ---------------
   Total assets                                                                1,561,120,979
                                                                             ---------------
LIABILITIES:
Notes payable                                                                    191,000,000
Deferred arrangement fees on senior loans                                          2,767,178
Accrued interest payable                                                             426,059
Accrued Auction Preferred Shares dividends payable                                    62,405
Payable to affiliates                                                              1,348,752
Accrued expenses                                                                     611,166
                                                                             ---------------
   Total liabilities                                                             196,215,560
                                                                             ---------------
Preferred shares, $25,000 stated value per share
 at liquidation value (18,000 shares outstanding)                                450,000,000
NET ASSETS                                                                   $   914,905,419
                                                                             ===============
Net asset value per common share outstanding (net assets
 less Preferred Shares at liquidation value, divided by 136,972,914 shares
 of beneficial interest authorized and outstanding, no par value)            $          6.68
NET ASSETS CONSIST OF:
 Paid in capital                                                             $ 1,287,948,209
 Undistributed net investment income                                              10,257,775
 Accumulated net realized loss on investments                                   (216,756,488)
 Net unrealized depreciation of investments                                     (166,544,077)
                                                                             ---------------
 NET ASSETS                                                                  $   914,905,419
                                                                             ===============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS for the Nine Months Ended November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                           $ 68,577,620
Arrangement fees earned                                               1,903,263
Dividends                                                                 9,008
Other                                                                 2,684,981
                                                                   ------------
 Total investment income                                             73,174,872
                                                                   ------------
EXPENSES:
Interest                                                              3,526,989
Investment management fees                                            9,678,839
Administration fees                                                   3,024,618
Transfer agent and registrar fees                                       473,076
Shareholder reporting expense                                           137,635
Custodian fees                                                          420,075
Revolving credit facility fees                                          204,141
Professional fees                                                       700,369
Preferred shares -- Dividend disbursing agent fees                      896,339
Insurance expense                                                        18,447
Pricing expense                                                          58,817
Postage expense                                                         192,500
Trustees' fees                                                           55,000
Miscellaneous expense                                                   144,269
NYSE Registration fees                                                   50,960
                                                                   ------------
 Total expenses                                                      19,582,074
                                                                   ------------
   Net investment income                                             53,592,798
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized loss on investments                                    (89,658,095)
Net change in unrealized depreciation of investments                 17,180,816
                                                                   ------------
 Net loss on investments                                            (72,477,279)
                                                                   ------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income                                           (6,025,702)
                                                                   ------------
   Net decrease in net assets resulting from operations            $(24,910,183)
                                                                   ============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       NINE MONTHS ENDED
                                                          NOVEMBER 30,       YEAR ENDED
                                                             2002           FEBRUARY 28,
                                                          (UNAUDITED)           2002
                                                        ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income                                   $    53,592,798    $   101,753,746
Net realized loss on investments                            (89,658,095)       (53,063,828)
Change in unrealized appreciation (depreciation)
 of investments                                              17,180,816        (69,951,020)
Distributions to preferred shareholders from net
 investment income                                           (6,025,702)       (15,273,093)
                                                        ---------------    ---------------
 Net decrease in net assets resulting
  from operations                                           (24,910,183)       (36,534,195)
                                                        ---------------    ---------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Distributions from net investment income                    (46,166,077)       (85,728,945)
                                                        ---------------    ---------------
Decrease in net assets from distributions to
 common shareholders                                        (46,166,077)       (85,728,945)
                                                        ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
Common shares issued from dividend reinvestment                      --            919,219
Common shares sold in connection with shelf offerings                --             87,513
Offering costs of preferred shares                                   --           (194,010)
                                                        ---------------    ---------------
 Net increase from capital share transactions                        --            812,722
                                                        ---------------    ---------------
 Net decrease in net assets                                 (71,076,260)      (121,450,418)
NET ASSETS:
Beginning of period                                         985,981,679      1,107,432,097
                                                        ---------------    ---------------
End of period (including undistributed net investment
 income of $10,257,775 and $8,856,756, respectively)    $   914,905,419    $   985,981,679
                                                        ===============    ===============
SUMMARY OF COMMON SHARE TRANSACTIONS:
Shares issued in payment of distributions from net
 investment income                                                   --            114,904
Shares sold in connection with shelf offerings                       --             10,939
                                                        ---------------    ---------------
 Net increase in shares common shares outstanding                    --            125,843
                                                        ===============    ===============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS for the Nine Months Ended November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
 Interest received                                                $  65,090,123
 Dividends received                                                       9,008
 Facility fees paid                                                     (88,415)
 Dividends paid to preferred shareholders                            (6,040,908)
 Arrangement fees received                                            4,052,219
 Other income received                                                2,725,049
 Interest paid                                                       (3,617,996)
 Other operating expenses paid                                      (15,606,425)
 Purchases of securities                                           (636,913,825)
 Proceeds from sale of securities                                   726,886,032
                                                                  -------------
   Net cash provided by operating activities                        136,494,862
                                                                  =============
CASH FLOWS FROM FINANCING ACTIVITIES:
 Dividends paid to common shareholders                              (46,166,077)
 Loan advance                                                       (91,000,000)
                                                                  -------------
   Net cash flows used in financing activities                     (137,166,077)
                                                                  -------------
 Net change in cash                                                    (671,215)
 Cash at beginning of period                                            867,088
                                                                  -------------
 Cash at end of period                                            $     195,873
                                                                  =============
RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations              $ (24,910,183)
                                                                  -------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
 Change in unrealized depreciation of securities                    (17,180,816)
 Net accretion of discounts on securities                            (3,307,281)
 Realized loss on sale of securities                                 89,658,095
 Purchase of securities                                            (636,913,825)
 Proceeds on sale of securities                                     726,886,032
 Increase in interest receivable                                       (180,216)
 Decrease in other assets                                                40,068
 Decrease in prepaid arrangement fees on notes payable                  115,726
 Decrease in prepaid expenses                                           175,724
 Increase in deferred arrangement fees on senior loans                2,148,956
 Decrease in accrued interest payable                                   (91,007)
 Decrease in preferred shareholders dividend payable                    (15,206)
 Decrease in payable to affiliates                                      (29,610)
 Increase in accrued expenses                                            98,405
                                                                  -------------
 Total adjustments                                                  161,405,045
                                                                  -------------
   Net cash provided by operating activities                      $ 136,494,862
                                                                  =============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a common share outstanding throughout the period

                                                        NINE MONTHS
                                                           ENDED          YEARS ENDED FEBRUARY 28 OR FEBRUARY 29,
                                                        NOVEMBER 30,    -------------------------------------------
                                                           2002            2002            2001            2000
                                                        -----------     -----------     -----------     -----------
                                                        (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $      7.20     $      8.09     $      8.95     $      9.24
Net investment income                                          0.34            0.74            0.88            0.79
Net realized and unrealized gain (loss) on
 investments                                                  (0.48)          (0.89)          (0.78)          (0.30)
Distribution to Preferred Shareholders                        (0.04)          (0.11)          (0.06)             --
Increase (decrease) in net asset value from
 investment operations                                        (0.18)          (0.26)           0.04            0.49
Distributions to Common Shareholders from net invest-
 ment income                                                  (0.34)          (0.63)          (0.86)          (0.78)
Increase in net asset value from share offerings                 --              --              --              --
Reduction in net asset value from rights offering                --              --              --              --
Increase in net asset value from
 repurchase of capital stock                                     --              --              --              --
Reduction in net asset value from
 Preferred Shares offerings                                      --              --           (0.04)             --
                                                        -----------     -----------     -----------     -----------
Net asset value, end of period                          $      6.68     $      7.20     $      8.09     $      8.95
                                                        ===========     ===========     ===========     ===========
Closing market price at end of period                   $      5.91     $      6.77     $      8.12     $      8.25
TOTAL RETURN(3)
Total investment return at closing
 market price(4)                                              (7.86)%         (9.20)%          9.10%          (5.88)%
Total investment return at net asset value(5)                 (2.07)%         (3.02)%          0.19%           5.67%
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (000's)                        $   914,905     $   985,982     $ 1,107,432     $ 1,217,339
Preferred Rate Shares
 Aggregate amount outstanding (000's)                   $   450,000     $   450,000     $   450,000              --
Liquidation and market value Per Share                  $    25,000     $    25,000     $    25,000              --
Asset coverage Per Share**                                      243%            235%            215%             --
Average borrowings (000's)                              $   200,258     $   365,126     $   450,197     $   524,019
Ratios to average net assets including preferred*
 Expenses (before interest and other fees related to
  revolving credit facility)(1)                                1.54%           1.57%           1.62%             --
 Expenses(1)                                                   1.91%           2.54%           3.97%             --
 Net investment income(1)                                      5.22%(A)        6.83%           9.28%             --
Ratios to average net assets plus borrowing
 Expenses (before interest and other fees related to
  revolving credit facility)(1)                                1.88%           1.66%           1.31%           1.00%(9)
 Expenses(1)                                                   2.34%           2.70%           3.21%           2.79%(9)
 Net investment income(1)                                      6.40%(B)        7.24%           7.50%           6.12%
Ratios to average net assets
 Expenses (before interest and other fees related to
  revolving credit facility)(1)                                2.31%           2.25%           1.81%           1.43%(9)
 Expenses(1)                                                   2.85%           3.64%           4.45%           4.00%(9)
 Net investment income(1)                                      7.79%(C)        9.79%          10.39%           8.77%
 Portfolio turnover rate                                         40%             53%             46%             71%
 Common shares outstanding at end of period (000's)         136,973         136,973         136,847         136,036

----------
(1)  Annualized for periods less than one year.

(2) Prior to the waiver of expenses, the ratios of expenses to average net assets were 1.95% (annualized), 1.48% and 1.44% for the period from May 12, 1988 to February 28, 1989, and for the fiscal years ended February 28, 1990 and February 29, 1992, respectively, and the ratios of net investment income to average net assets were 8.91% (annualized), 10.30% and 7.60% for the period from May 12, 1988 to February 28, 1989, and for the fiscal years ended February 28, 1990 and February 29, 1992, respectively.
(3)  Total return calculations are attributable to common shareholders.
(4) Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. On March 9, 1992, the shares of the Trust were initially listed for trading on the New York Stock Exchange. Accordingly, the total investment return for the year ended February 28, 1993, covers only the period from March 9, 1992, to February 28, 1993. Total investment return for periods prior to the year ended February 28, 1993, are not presented since market values for the Trust's shares were not available. Total returns for less than one year are not annualized.
(5) Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares. Total returns for less than one year are not annualized.
(6) Calculation of total return excludes the effects of the per share dilution resulting from the rights offering as the total account value of a fully subscribed shareholder was minimally impacted.

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)
--------------------------------------------------------------------------------

                                          YEARS ENDED FEBRUARY 28 OR FEBRUARY 29,
---------------------------------------------------------------------------------------------------------------------------
  1999(8)         1998(8)         1997(8)         1996(7)          1995            1994            1993            1992
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$      9.34     $      9.45     $      9.61     $      9.66     $     10.02     $     10.05     $      9.96     $      9.97
       0.79            0.87            0.82            0.89            0.74            0.60            0.60            0.76

      (0.10)          (0.13)          (0.02)          (0.08)           0.07           (0.05)           0.01           (0.02)
         --              --              --            0.81            0.81            0.55            0.61            0.74

       0.69            0.74            0.80           (0.86)          (0.73)          (0.60)          (0.57)          (0.75)

      (0.82)          (0.85)          (0.82)             --              --              --              --              --
       0.03              --              --              --              --              --              --              --
         --              --           (0.14)             --           (0.44)             --              --              --

         --              --              --              --              --            0.02            0.05              --

         --              --              --              --              --              --              --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$      9.24     $      9.34     $      9.45     $      9.61     $      9.66     $     10.02     $     10.05     $      9.96
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========
$      9.56     $     10.31     $     10.00     $      9.50     $      8.75     $      9.25     $      9.13              --

       1.11%          12.70%          15.04%(6)       19.19%           3.27%(6)        8.06%          10.89%             --
       7.86%           8.01%           8.06%(6)        9.21%           5.24%(6)        6.28%           7.29%           7.71%

$ 1,202,565     $ 1,034,403     $ 1,031,089     $   862,938     $   867,083     $   719,979     $   738,810     $   874,104

         --              --              --              --              --              --              --              --
         --              --              --              --              --              --              --              --
         --              --              --              --              --              --              --              --
$   490,978     $   346,110     $   131,773              --              --              --              --              --

         --              --              --              --              --              --              --              --
         --              --              --              --              --              --              --              --
         --              --              --              --              --              --              --              --

       1.05%(9)        1.04%           1.13%             --              --              --              --              --
       2.86%(9)        2.65%           1.92%             --              --              --              --              --
       6.00%           6.91%           7.59%             --              --              --              --              --

       1.50%(9)        1.39%           1.29%             --              --              --              --              --
       4.10%(9)        3.54%           2.20%           1.23%           1.30%           1.31%           1.42%           1.42%(2)
       8.60%           9.23%           8.67%           9.23%           7.59%           6.04%           5.88%           7.62%(2)
         68%             90%             82%             88%            108%             87%             81%             53%
    130,206         110,764         109,140          89,794          89,794          71,835          73,544          87,782

----------
(7) ING Investments, LLC, the Trust's investment manager, acquired certain assets of Pilgrim Management Corporation, the Trust's former investment manager, in a transaction that closed on April 7, 1995.
(8) The Manager agreed to reduce its fee for a period of three years from the Expiration Date of the November 12, 1996 Rights Offering to 0.60% of the average daily net assets, plus the proceeds of any outstanding borrowings, over $1.15 billion.
(9)  Calculated on total expenses before impact on earnings credits.
* Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to preferred shares.
** Asset coverage represents the total assets available for settlement of Preferred Stockholder's interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.
(A) Had the Trust not amortized premiums and accreted discounts, the ratio of net investment income to average net assets including preferred shares would have been 4.90% for the nine months ended November 30, 2002.
(B) Had the Trust not amortized premiums and accreted discounts, the ratio of net investment income to average net assets plus borrowings applicable to common shares would have been 6.00% for the nine months ended November 30, 2002.
(C) Had the Trust not amortized premiums and accreted discounts, the ratio of net investment income to average net assets applicable to common shares would have been 7.31% for the nine months ended November 30, 2002.

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

ING Prime Rate Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, investment management company. The Trust invests in senior loans which are exempt from registration under the Securities Act of 1933 as amended (the "`33 Act"), but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate ("LIBOR"), the certificate of deposit rate, or in some cases another base lending rate. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SENIOR LOAN AND OTHER SECURITY VALUATION. Loans are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable quotations are not available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value. The Trust has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above. It is expected that most of the loans held by the Trust will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

     ING Investments, LLC (the "Investment Manager") may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that the Investment Manager believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Trust's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Trust's Board of Trustees through its Valuation Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure;
     (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral;
     (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and
     (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange or the NASDAQ National Market System are stated at the last reported sale price on the day of valuation. Debt and equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked price. Securities other than senior loans for which reliable quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

     less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. FEDERAL INCOME TAXES. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     At February 28, 2002, the Trust had capital loss carryforwards for federal income tax purposes of approximately $125,806,013 which are scheduled to expire through February 28, 2011.

     The Board of Trustees intends to offset any future net capital gains with the capital loss carryforwards until each carryforward has been fully utilized or expires.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Loans are booked on a settlement date basis and security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans acquired prior to March 1, 2001, arrangement fees, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized over the shorter of 2.5 years or the actual terms of the loan. For all loans, except revolving credit facilities, acquired subsequent to February 28, 2001, arrangement fees are treated as discounts and accreted as described in Note 1.H. Arrangement fees associated with revolving credit facilities acquired subsequent to February 28, 2001 are deferred and recognized over the shorter of 4 years or the actual term of the loan.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Trust records distributions to its shareholders on the ex-date. Distributions from income are declared by the Trust on a monthly basis. Distributions from capital gains, if any, are declared on an annual basis. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for items such as the treatment of short term capital gains and the amortization of premiums and accretion of discounts. These "book/tax" differences are considered either temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and/or realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital. During the year ended February 28, 2002 the Trust reclassified $2,580,000 from undistributed net investment income to accumulated net realized loss on investments, to reflect the treatment of permanent book/tax differences.

E. DIVIDEND REINVESTMENTS. Pursuant to the Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased only when the closing sale or bid price plus commission is less than the net asset value per share of the stock on the valuation date. If the market

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

     price plus commissions is equal to or exceeds the net asset value, new shares are issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F. USE OF ESTIMATES. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles in the United States of America. Actual results could differ from these estimates.

G. SHARE OFFERINGS. During the year ended February 28, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

H. CHANGE IN ACCOUNTING PRINCIPLE. In November 2000 the American Institute of Certified Public Accountants (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). Effective March 1, 2001, the Fund adopted the provisions of the Guide and began amortizing premiums and accreting discounts on debt securities. Prior to March 1, 2001, the Trust had not amortized premiums nor accreted discounts. The cumulative effect of this accounting change had no impact on net assets of the Trust, but resulted in a $2,823,000 increase in the cost of securities and a corresponding $2,823,000 increase in net unrealized depreciation of investments, based on securities held by the Trust on March 1, 2001.

I. RECLASSIFICATION. Under EITF Topic D-98, CLASSIFICATION AND MEASUREMENT OF REDEEMABLE SECURITIES, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Trust's preferred stock, which was previously classified as a component of net assets, has been reclassified outside of permanent equity (net assets) in the accompanying financial statements. Prior year amounts have also been reclassified to conform with this presentation. The impact of this reclassification creates no change to the net assets available to common shareholders.

NOTE 2 -- INVESTMENTS

For the nine months ended November 30, 2002, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $635,820,345 and $726,696,339, respectively. At November 30, 2002, the Trust held senior loans valued at $1,479,865,820 representing 95.4% of its total investments. The market value of these assets is established as set forth in Note 1.

The senior loans acquired by the Trust may take the form of a direct co-lending relationship with the corporate issuer, an assignment of a co-lender's interest in a loan, or a participation interest in a co-lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Trust may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Additionally, certain situations may arise where the Trust acquires a participation in a co-lender's interest in a loan and the Trust does not have privity with or direct recourse against the corporate issuer. Accordingly, the Trust may incur additional credit risk as a participant because it must assume the risk of insolvency or bankruptcy of the co-lender from which the participation was acquired. Common and preferred stocks, and stock purchase warrants held in the portfolio were acquired in conjunction with senior loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after issuance of the stock or warrant. These restricted securities are valued at fair value as determined by the Board of Trustees by considering quality, dividend rate, and marketability of the securities compared to similar issues. In order to assist in the determination of fair value, the Trust will obtain quotes from dealers who periodically trade in such securities where such quotes are available. Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                                             DATE OF          COST OR
                                                                           ACQUISITION     ASSIGNED BASIS
                                                                           -----------     --------------
360 Networks, Inc. -- Common Stock                                           11/26/02                 --
Allied Digital Technologies Corporation -- Residual Interest in
  Bankruptcy Estate                                                          06/05/02            186,961
AM Cosmetics Corporation -- Common Stock                                     06/08/99            385,610
AM Cosmetics Corporation -- Preferred Stock                                  06/02/99                 --
Arch Wireless Holdings, Inc. -- Common Stock                                 07/22/02             68,423
Avborne, Inc. - Residual Interest in Bankruptcy Estate                       10/11/02          1,236,960
Autotote Systems, Inc. -- Option                                             02/26/97                 --
Block Vision Holdings Corporation -- Common Stock                            09/30/02                 --
Boston Chicken Inc. -- Residual Interest in Boston Chicken Plan Trust        12/26/00          8,014,961
Breed Technologies, Inc. -- Common Stock                                     12/27/00          3,343,665
Capital Tool & Design, Ltd. -- Warrants                                      07/26/96                 --
Casden Properties Corporation -- Preferred Partnership Units                 12/31/98                 --
Covenant Care, Inc. -- Warrants                                              12/22/95                 --
Covenant Care, Inc. -- Warrants                                              01/18/02                 --
Decision One Corporation -- Common Stock                                     06/16/00                 --
Electro Mechanical Solutions -- Residual Interest in Bankruptcy Estate       10/01/02             11,356
Enterprise Profit Solutions -- Liquidation Interest                          10/21/02                 --
Euro United Corporation -- Residual Interest in Bankruptcy Estate            06/21/02          4,466,250
Exide Technologies -- Warrants                                               11/30/01                 --
Grand Union Company -- Residual Interest in Bankruptcy Estate                07/01/02              8,198
Holmes Group -- Warrants                                                     10/24/01                 --
Imperial Home Decor Group, Inc. -- Common Stock                              05/02/01          1,654,378
IHDG Realty -- Common Stock                                                  05/02/01                  1
Intera Group, Inc. -- Common Stock                                           11/29/02                 --
Kevco, Inc. - Residual Interest in Bankruptcy Estate                         06/05/02            400,069
Morris Material Handling, Inc. -- Common Stock                               01/10/01          3,009,059
MP Holdings, Inc. -- Common Stock                                            03/14/01                  6
Murray's Discount Auto Stores, Inc. -- Warrants                              02/16/99                 --
Safelite Glass Corporation -- Common Stock                                   09/12/00                 --
Safelite Realty -- Common Stock                                              09/12/00                 --
Soho Publishing -- Common Stock                                              03/14/01                176
Stellex Aerostructures, Inc. -- Common Stock                                 10/17/01            275,767
Tartan Textile Services, Inc. -- Series D Preferred Stock                    07/17/01          2,227,655
Tartan Textile Services, Inc. -- Series E Preferred Stock                    07/17/01          2,333,852
Telinget, Inc. -- Residual Interest in Bankruptcy Estate                     09/18/02                 --
Tembec, Inc. -- Common Stock                                                 01/10/01          1,442,942
TSR Wireless, LLC - Residual Interest in Bankruptcy Estate                   10/14/02                 --
U.S. Office Products Company - Residual Interest in Bankruptcy Estate        11/28/00                 --
                                                                                             -----------
Total restricted securities excluding senior loans (market value of
  $40,620,335 was 4.4% of net assets at November 30, 2002)                                   $29,066,289
                                                                                             ===========

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 3 -- MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of ING Funds Services, LLC (the "Administrator"), to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's average daily net assets (inclusive of preferred stock) plus borrowings ("Managed Assets").

The Trust has also entered into an Administration Agreement with the Administrator to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's average daily Managed Assets.

At November 30, 2002, the Trust had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

          ACCRUED INVESTMENT     ACCRUED ADMINISTRATIVE
           MANAGEMENT FEES               FEES               TOTAL
           ---------------               ----               -----
              $1,027,621               $321,131           $1,348,752

NOTE 4 -- COMMITMENTS

The Trust has entered into both a 364-day and a five-year revolving credit agreement, collateralized by assets of the Trust, to borrow up to $540 million from a syndicate of major financial institutions maturing July 15, 2003. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for any unborrowed amounts are amortized over the term of the agreements. The amount of borrowings outstanding at November 30, 2002, was $191 million, at a weighted average interest rate of 1.6%. The amount of borrowings represented 12.2% of total assets at November 30, 2002. Average borrowings for the nine months ended November 30, 2002 were $200,258,182 and the average annualized interest rate was 2.5%.

As of November 30, 2002, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Airgate PCS, Inc.                                                    $   859,935
Aladdin Gaming, LLC                                                    2,500,000
Aurora Foods, Inc.                                                       342,857
BlockVision Holdings Corp.                                               118,771
Doshi Diagnostic                                                       1,287,031
Express Scripts, Inc.                                                  3,092,006
Fleming Companies, Inc.                                                1,581,818
Frontiervision Operating Partners, L.P.                                1,296,970
Hilton Hawaiian Village, LLC                                           1,838,235
Insight Health Services Corporation                                    5,000,000
Lamar Media Corporation                                                6,398,438
Levi Strauss & Co.                                                     9,329,077
Lyondell Chemical Company                                              9,000,000
Murray's Discount Auto Stores, Inc.                                    3,699,999
Owens -- Illinois, Inc.                                                4,336,144
Packaging Corporation of America                                       2,753,595
Relizon Company (The)                                                  6,773,090
Riverwood International Corporation                                    5,041,667
Six Flags Theme Parks, Inc.                                            3,000,000
Waste Connections, Inc.                                                4,804,598
Western Wireless Corporation                                           6,000,000
                                                                     -----------
                                                                     $79,054,231
                                                                     ===========

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 5 -- RIGHTS AND OTHER OFFERINGS

On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

As of November 30, 2002, share offerings pursuant to shelf registrations were as follows:

           REGISTRATION            SHARES                 SHARES
               DATE              REGISTERED             REMAINING
               ----              ----------             ---------
             6/11/98             15,000,000                    --
             6/19/98             10,000,000             9,730,800
             9/15/98             25,000,000            19,170,354
             3/04/99              5,000,000             3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. Costs associated with the offering of approximately $5,438,664 were charged against the proceeds received. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness. The Trust may reborrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the 1940 Act. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In the most instances dividends are also payable every 7 days, on the first business day following the end of the rate period.

NOTE 6 -- CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the nine months ended November 30, 2002.

NOTE 7 -- SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a Senior Loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Manager believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. The Trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated loans and unsecured loans. As of November 30, 2002, the Trust held 3.4% of its total assets in subordinated loans and unsecured loans.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 8 -- SUBSEQUENT EVENTS

Subsequent to November 30, 2002, the Trust paid to Common Shareholders the following dividends from net investment income:

     PER SHARE AMOUNT    DECLARATION DATE    RECORD DATE    PAYABLE DATE
     ----------------    ----------------    -----------    ------------
         $0.0380             11/29/02          12/10/02       12/23/02
         $0.0385             12/20/02          12/31/02       11/13/03

Subsequent to November 30, 2002, the Trust paid to Preferred Shareholders the following dividends from net investment income:

                TOTAL
PREFERRED     PER SHARE         AUCTION                  RECORD                 PAYABLE
 SHARES         AMOUNT           DATES                   DATES                   DATES
 ------         ------           -----                   -----                   -----
Series M        $46.29    12/02/02 to 01/13/03    12/09/02 to 01/17/03    12/10/02 to 01/21/03
Series T        $45.63    12/03/02 to 01/14/03    12/10/02 to 01/21/03    12/11/02 to 01/22/03
Series W        $47.58    12/04/02 to 01/15/03    12/11/02 to 01/22/03    12/12/02 to 01/23/03
Series Th       $43.78    12/05/02 to 01/16/03    12/12/02 to 01/23/03    12/13/02 to 01/24/03
Series F        $46.31    12/06/02 to 01/17/03    12/13/02 to 01/24/03    12/16/02 to 01/27/03

            MANAGEMENT'S ADDITIONAL OPERATING INFORMATION (UNAUDITED)

APPROVAL OF CHANGES IN INVESTMENT POLICIES

At a Special Meeting of Trust Shareholders, held August 6, 1998, Shareholders approved changes in the Trust's fundamental investment policies which make available certain additional investment opportunities to the Trust, including
(i) investing in loans in any form of business entity, as long as the loans otherwise meet the Trust's requirements regarding the quality of loans in which it may invest; (ii) the treatment of lease participations as Senior Loans which would constitute part of the 80% of the Trust's assets normally invested in Senior Loans; (iii) investing in all types of hybrid loans that meet credit standards established by the Investment Manager constituting part of the 20% of the Trust's assets that may be invested in Other Investments; and (iv) the ability to invest up to 5% of its total assets in both subordinated loans and unsecured loans which would constitute part of the 20% of the Trust's assets that may be invested in Other Investments.

Additionally, another policy change approved by the Board of Trustees of the Trust, which does not require shareholder approval, permits the Trust to accept guarantees and expanded forms of intangible assets as collateral, including copyrights, patent rights, franchise value, and trademarks. Another policy change approved by the Board, that does not require shareholder approval, provides that 80% of the Trust's managed assets, as opposed to 80% of its net assets, may normally be invested in Senior Loans.

The Trust's Manager considered the evolving nature of the syndicated loan market and the potential benefits to the Trust and its shareholders of revising the restriction to permit the Trust to invest in loans other than Senior Loans and the increase in the number of attractive investment opportunities available to the Trust due to the change.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which enables investors to conveniently add to their holdings at reduced costs. Should you desire further information concerning this Program, please contact the Shareholder Servicing Agent at (800) 992-0180.

                             ING Prime Rate Trust

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Trust is managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below:

                                               TERM OF                               NUMBER OF
                                             OFFICE AND        PRINCIPAL           PORTFOLIOS IN          OTHER
                                POSITION(S)   LENGTH OF      OCCUPATION(S)          FUND COMPLEX      DIRECTORSHIPS
       NAME, ADDRESS             HELD WITH      TIME          DURING THE              OVERSEEN           HELD BY
          AND AGE                   FUND       SERVED       PAST FIVE YEARS          BY TRUSTEE          TRUSTEE
          -------                   ----       ------       ---------------          ----------          -------
Independent Trustees:

Paul S. Doherty                   Trustee    October      Mr. Doherty is                105        Mr. Doherty is a Trustee
7337 E. Doubletree Ranch Rd.                 1999 to      President and Partner,                   of the GCG Trust
Scottsdale, AZ 85258                         Present      Doherty, Wallace,                        (February 2002 to
Born: 1934                                                Pillsbury and Murphy,                    present).
                                                          P.C.,Attorneys (1996 to
                                                          present); a Director of
                                                          Tambrands, Inc. (1993
                                                          to 1998); and a Trustee
                                                          of each of the funds
                                                          managed by
                                                          Northstar Investment
                                                          Management
                                                          Corporation (1993 to
                                                          1999).

J. Michael Earley                 Trustee    February     President and Chief           105        Mr. Earley is a Trustee
7337 E. Doubletree Ranch Rd.                 2002 to      Executive Officer of                     of the GCG Trust (1997
Scottsdale, AZ 85258                         Present      Bankers Trust Company,                   to present).
Born: 1945                                                N.A. (1992 to present).

R. Barbara Gitenstein             Trustee    February     President of the              105        Dr. Gitenstein is a
7337 E. Doubletree Ranch Rd.                 2002 to      College of New Jersey                    Trustee of the GCG
Scottsdale, AZ 85258                         Present      (1999 to present);                       Trust (1997 to present).
Born: 1948                                                Executive Vice
                                                          President and Provost
                                                          at Drake University
                                                          (1992 to 1998).

Walter H. May                     Trustee    October      Retired. Mr. May was          105        Mr. May is a Trustee for
7337 E. Doubletree Ranch Rd.                 1999 to      formerly Managing                        the Best Prep Charity
Scottsdale, AZ 85258                         Present      Director and Director                    (1991 to present) and
Born: 1936                                                of Marketing for Piper                   the GCG Trust
                                                          Jaffray, Inc. (an                        (February 2002 to
                                                          investment                               present).
                                                          banking/underwriting
                                                          firm). Mr. May was
                                                          formerly a Trustee of
                                                          each of the funds
                                                          managed by Northstar
                                                          Investment
                                                          Management
                                                          Corporation (1996 to
                                                          1999).

Jock Patton                       Trustee    August       Private Investor. Mr.         105        Mr. Patton is a Trustee
7337 E. Doubletree Ranch Rd.                 1995 to      Patton was formerly                      of the GCG Trust
Scottsdale, AZ 85258                         Present      Director and Chief                       (February 2002 to
Born: 1945                                                Executive Officer of                     present); He is also
                                                          Rainbow Multimedia                       Director of Hypercom,
                                                          Group, Inc. (January                     Inc. and JDA Software
                                                          1999 to December                         Group, Inc. (January
                                                          2001); Director of                       1999 to present);
                                                          Stuart Entertainment,                    National Airlines, Inc.;
                                                          Inc.; Directory of                       and BG Associates, Inc.
                                                          Artisoft, Inc. (1994 to
                                                          1998); President and
                                                          co-owner of StockVal,
                                                          Inc. (November 1992 to
                                                          June 1997) and a
                                                          Partner and Director of
                                                          the law firm of Streich
                                                          Lang, P.A. (1972 to
                                                          1993).

                             ING Prime Rate Trust

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                               TERM OF                               NUMBER OF
                                             OFFICE AND        PRINCIPAL           PORTFOLIOS IN          OTHER
                                POSITION(S)   LENGTH OF      OCCUPATION(S)          FUND COMPLEX      DIRECTORSHIPS
       NAME, ADDRESS             HELD WITH      TIME          DURING THE              OVERSEEN           HELD BY
          AND AGE                   FUND       SERVED       PAST FIVE YEARS          BY TRUSTEE          TRUSTEE
          -------                   ----       ------       ---------------          ----------          -------
David W.C. Putnam                 Trustee    October      President and                 105        Mr. Putnam is a Trustee
7337 E. Doubletree Ranch Rd.                 1999 to      Director of F.L.                         of GCG Trust (February
Scottsdale, AZ 85258                         Present      Putnam Securities                        2002 to present);
Born: 1939                                                Company, Inc. and its                    Director of F.L. Putnam
                                                          affiliates. Mr. Putnam                   Securities Company, Inc.
                                                          is also President,                       (June 1978 to present);
                                                          Secretary and Trustee                    F.L. Putnam Investment
                                                          of The Principled                        Management Company
                                                          Equity Market Fund.                      (December 2001 to
                                                          Mr. Putnam was                           present); Asian American
                                                          formerly a                               Bank and Trust Company
                                                          Director/Trustee of                      (June 1992 to present);
                                                          Trust Realty Corp.,                      and Notre Dame Health
                                                          Anchor Investment                        Care Center (1991 to
                                                          Trust, Bow Ridge                         present). He is also a
                                                          Mining Co., and each                     Trustee of The Principled
                                                          of the funds                             Equity Market Fund
                                                          managed by                               (November 1996 to
                                                          Northstar Investment                     present); Progressive
                                                          Management                               Capital Accumulation
                                                          Corporation (1994 to                     Trust (August 1998 to
                                                          1999).                                   present); Anchor
                                                                                                   International Bond Trust
                                                                                                   (December 2000 to
                                                                                                   present); F.L. Putnam
                                                                                                   Foundation (December
                                                                                                   2000 to present); Mercy
                                                                                                   Endowment Foundation
                                                                                                   (1995 to present); and an
                                                                                                   Honorary Trustee of
                                                                                                   Mercy Hospital (1973 to
                                                                                                   present).

Blaine E. Rieke                   Trustee    February     General Partner of            105        Mr. Rieke is a
7337 E. Doubletree Ranch Rd.                 2001 to      Huntington Partners,                     Director/Trustee of the
Scottsdale, AZ 85258                         Present      an investment                            Morgan Chase Trust Co.
Born: 1933                                                partnership (1997 to                     (January 1998 to present)
                                                          present). Mr. Rieke                      and the GCG Trust
                                                          was formerly                             (February 2002 to
                                                          Chairman and Chief                       present).
                                                          Executive Officer of
                                                          Firstar Trust Company
                                                          (1973 to 1996). Mr.
                                                          Rieke was formerly
                                                          the Chairman of the
                                                          Board and a Trustee
                                                          of each of the funds
                                                          managed by
                                                          ING Investment
                                                          Management Co. LLC.
                                                          (1998 to 2001).

Roger B. Vincent                  Trustee    February     President of                  105        Mr. Vincent is a Trustee
7337 E. Doubletree Ranch Rd.                 2002 to      Springwell                               of the GCG Trust (1994
Scottsdale, AZ 85258                         Present      Corporation, a                           to present) and a
Born: 1945                                                corporate advisory                       Director of AmeriGas
                                                          firm (1989 to                            Propane, Inc. (1998 to
                                                          present). Mr. Vincent                    present).
                                                          was formerly a
                                                          Director of Tatham
                                                          Offshore, Inc.
                                                          (1996 to 2000) and
                                                          Petrolane, Inc.
                                                          (1993 to 1995).

                             ING Prime Rate Trust

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                               TERM OF                               NUMBER OF
                                             OFFICE AND        PRINCIPAL           PORTFOLIOS IN          OTHER
                                POSITION(S)   LENGTH OF      OCCUPATION(S)          FUND COMPLEX      DIRECTORSHIPS
       NAME, ADDRESS             HELD WITH      TIME          DURING THE              OVERSEEN           HELD BY
          AND AGE                   FUND       SERVED       PAST FIVE YEARS          BY TRUSTEE          TRUSTEE
          -------                   ----       ------       ---------------          ----------          -------
Richard A. Wedemeyer              Trustee    February     Vice President --             105        Mr. Wedemeyer is a
7337 E. Doubletree Ranch Rd.                 2001 to      Finance and                              Trustee of Touchstone
Scottsdale, AZ 85258                         Present      Administration -- of the                 Consulting Group (1997
Born: 1936                                                Channel Corporation, an                  to present) and the
                                                          importer of specialty                    GCG Trust (February
                                                          alloy aluminum                           2002 to present).
                                                          products (1996 to
                                                          present). Mr.
                                                          Wedemeyer was
                                                          formerly Vice President
                                                          -- Finance and
                                                          Administration -- of
                                                          Performance
                                                          lAdvantage, Inc., a
                                                          provider of training and
                                                          consultation services
                                                          (1992 to 1996), and Vice
                                                          President -- Operations
                                                          and Administration of
                                                          Jim Henson Productions
                                                          (1979 to 1997). Mr.
                                                          Wedemeyer was a
                                                          Trustee of each of the
                                                          funds managed by
                                                          ING Investment
                                                          Management Co. LLC.
                                                          (1998 to 2001).

Interested Directors:

R. Glenn Hilliard(1)              Trustee    February     Chairman and CEO of           105        Mr. Hilliard is a Trustee
ING Americas                                 2002 to      ING Americas and a                       of the GCC Trust
5780 Powers Ferry Road, NW                   Present      member of its Americas                   (February 2002 to
Atlanta, GA 30327                                         Executive Committee                      present). Mr. Hilliard
Born: 1943                                                (1999 to present). Mr.                   also serves as a
                                                          Hilliard was formerly                    member of the Board
                                                          Chairman and CEO of                      of Directors of the
                                                          ING North America,                       Clemson University
                                                          encompassing the U.S.,                   Foundation, the Board
                                                          Mexico and Canada                        of Councilors for the
                                                          regions (1994 to 1999).                  Carter Center, a Trustee
                                                                                                   of the Woodruff Arts
                                                                                                   Center and also on the
                                                                                                   Board of Directors for
                                                                                                   the High Museum of
                                                                                                   Art.

                             ING Prime Rate Trust

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                               TERM OF                               NUMBER OF
                                             OFFICE AND        PRINCIPAL           PORTFOLIOS IN          OTHER
                                POSITION(S)   LENGTH OF      OCCUPATION(S)          FUND COMPLEX      DIRECTORSHIPS
       NAME, ADDRESS             HELD WITH      TIME          DURING THE              OVERSEEN           HELD BY
          AND AGE                   FUND       SERVED       PAST FIVE YEARS          BY TRUSTEE          TRUSTEE
          -------                   ----       ------       ---------------          ----------          -------
Thomas J. McInerney(2)            Trustee    February     Chief Executive Officer,      159        Mr. McInerney serves as
7337 E. Doubletree Ranch Rd.                 2001 to      ING U.S. Financial                       a Director/Trustee of
Scottsdale, AZ 85258                         Present      Services (October 2001                   Aeltus Investment
Born: 1956                                                to present); President,                  Management, Inc.
                                                          Chief Executive Officer,                 (1997 to present); each
                                                          and Director of                          of the Aetna Funds
                                                          Northern Life Insurance                  (April 2002 to present);
                                                          Company (2001 to                         Ameribest Life
                                                          present); and President                  Insurance Co. (2001 to
                                                          and Director of Aetna                    present); Equitable Life
                                                          Life Insurance and                       Insurance Co. (2001 to
                                                          Annuity Company (1997                    present); First
                                                          to present), Aetna                       Columbine Life
                                                          Retirement Holdings,                     Insurance Co. (2001 to
                                                          Inc. (1997 to present),                  present); Golden
                                                          Aetna Investment                         American Life
                                                          Adviser Holding Co.                      Insurance Co. (2001 to
                                                          (2000 to present), and                   present); Life Insurance
                                                          Aetna Retail Holding                     Company of Georgia
                                                          Company (2000 to                         (2001 to present);
                                                          present). Mr. McInerney                  Midwestern United Life
                                                          was formerly General                     Insurance Co. (2001 to
                                                          Manager and Chief                        present); ReliaStar Life
                                                          Executive Officer of ING                 Insurance Co. (2001 to
                                                          Worksite Division (since                 present); Security Life
                                                          December 2000 to                         of Denver (2001 to
                                                          October 2001); President                 present); Security
                                                          of Aetna Financial                       Connecticut Life
                                                          Services (August 1997 to                 Insurance Co. (2001 to
                                                          December 2000); Head                     present); Southland
                                                          of National Accounts                     Life Insurance Co. (2001
                                                          and Core Sales and                       to present); USG
                                                          Marketing for Aetna                      Annuity and Life
                                                          U.S. Healthcare (April                   Company (2001 to
                                                          1996 to March 1997);                     present); United Life
                                                          Head of Corporate                        and Annuity Insurance
                                                          Strategies for Aetna Inc.                Co. Inc (2001 to
                                                          (July 1995 to April                      present); and the GCG
                                                          1996); and has held a                    Trust (February 2002 to
                                                          variety of line and                      present). Mr. McInerney
                                                          corporate staff positions                is a member of the
                                                          since 1978.                              Board of the National
                                                                                                   Commission on
                                                                                                   Retirement Policy, the
                                                                                                   Governor's Council
                                                                                                   on Economic
                                                                                                   Competitiveness and
                                                                                                   Technology of
                                                                                                   Connecticut, the Board
                                                                                                   of Directors of the
                                                                                                   Connecticut Business
                                                                                                   and Industry
                                                                                                   Association, the Board
                                                                                                   of Trustees of the
                                                                                                   Bushnell, the Board for
                                                                                                   the Connecticut Forum,
                                                                                                   and the Board of the
                                                                                                   Metro Hartford
                                                                                                   Chamber of Commerce,
                                                                                                   and is Chairman of
                                                                                                   Concerned Citizens for
                                                                                                   Effective Government.

(1) Mr. Hilliard is an "interested person", as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.

(2) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

                             ING Prime Rate Trust

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                        TERM OF OFFICE                    OCCUPATION(S)
    NAME, ADDRESS               POSITION(S)              AND LENGTH OF                     DURING THE
       AND AGE              HELD WITH THE TRUST           TIME SERVED                    PAST FIVE YEARS
       -------              -------------------           -----------                    ---------------
OFFICERS:

James M. Hennessy          President and Chief        February 2001 -          President and Chief Executive
7337 E. Doubletree         Executive Officer          Present                  Officer of ING Capital Corporation,
Ranch Rd., Scottsdale,                                                         Advisors, Inc., ING Investments,
Arizona 85258              Chief Operating            June 2000 - Present      LLC, Lexington Funds Distributor,
Born: 1949                 Officer                                             Inc., Express America T.C. Inc. and
                                                                               EAMC Liquidation Corp. (since
                           Senior Executive           June 2000 - February     December 2001); Executive Vice
                           Vice President             2001                     President and Chief Operating
                                                                               Officer of ING Funds Distributor,
                           Secretary                  April 1995 - February    LLC (since June 2000). Formerly,
                                                      2001                     Executive Vice President and Chief
                                                                               Operating Officer of ING
                                                                               Quantitative Management, Inc.
                                                                               (October 2001 to September
                                                                               2002); Senior Executive Vice
                                                                               President (June 2000 to December
                                                                               2000) and Secretary (April 1995 to
                                                                               December 2000) of ING Capital
                                                                               Corporation, LLC, ING Funds
                                                                               Services, LLC, ING Investments,
                                                                               LLC, ING Advisors, Inc., Express
                                                                               America T.C. Inc., and EAMC
                                                                               Liquidation Corp.; and Executive
                                                                               Vice President, ING Capital
                                                                               Corporation, LLC and its affiliates
                                                                               (May 1998 to June 2000) and
                                                                               Senior Vice President, ING Capital
                                                                               Corporation, LLC and its affiliates
                                                                               (April 1995 to April 1998).

Michael J. Roland          Executive Vice             February 2002 -          Executive Vice President, Chief
7337 E. Doubletree         President and              Present                  Financial Officer and Treasurer of
Ranch Rd., Scottsdale,     Assistant Secretary                                 ING Funds Services, LLC, ING Funds
Arizona 85258                                                                  Distributor, LLC, ING Advisors, Inc.,
Born: 1958                 Chief Financial Officer    June 1998 - Present      ING Investments, LLC (December
                                                                               2001 to present), Lexington Funds
                           Senior Vice President      June 1998 - February     Distributor, Inc., Express America
                                                      2002                     T.C. Inc. and EAMC Liquidation
                                                                               Corp. (since December 2001).
                                                                               Formerly, Executive Vice President,
                                                                               Chief Financial Officer and
                                                                               Treasurer of ING Quantitative
                                                                               Management, Inc. (December 2001
                                                                               to October 2002); Senior Vice
                                                                               President, ING Funds Services, LLC,
                                                                               ING Investments, LLC, and ING
                                                                               Funds Distributor, LLC (June 1998
                                                                               to December 2001) and Chief
                                                                               Financial Officer of Endeavor
                                                                               Group (April 1997 to June 1998).

Daniel Norman              Senior Vice President      April 1995 - Present     Senior Vice President, ING
7337 E. Doubletree                                                             Investments, LLC (since December
Ranch Rd., Scottsdale,     Co-Senior Portfolio        November 1999 -          1994); ING Funds Distributor, LLC
Arizona 85258              Manager                    Present                  (since December 1995); has served
Born: 1957                                                                     as an officer of other affiliates of
                           Treasurer                  June 1997 - Present      ING since February 1992.

Jeffrey A. Bakalar         Senior Vice President      January 1998 -           Senior Vice President, ING
7337 E. Doubletree                                    Present                  Investments, LLC (since November
Ranch Rd., Scottsdale,                                                         1999). Formerly Vice President and
Arizona 85258              Co-Senior Portfolio        November 1999 -          Assistant Portfolio Manager, ING
Born: 1959                 Manager                    Present                  Investments, LLC (February 1998 -
                                                                               November 1999); Vice President of
                                                                               First National Bank of Chicago
                                                                               (July 1994 - January 1998).

                             ING Prime Rate Trust

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                        TERM OF OFFICE                    OCCUPATION(S)
    NAME, ADDRESS               POSITION(S)              AND LENGTH OF                     DURING THE
       AND AGE              HELD WITH THE TRUST           TIME SERVED                    PAST FIVE YEARS
       -------              -------------------           -----------                    ---------------
OFFICERS:

Curtis F. Lee              Senior Vice President     January 2001- Present     Senior Vice President and Chief
7337 E. Doubletree         and Chief Credit                                    Credit Officer of Senior Loans of
Ranch Rd., Scottsdale,     Officer                                             ING Investments, LLC (since August
Arizona 85258                                                                  1999). Formerly, held a series of
Born: 1955                                                                     positions with Standard Chartered
                                                                               Bank in the credit approval and
                                                                               problem loan management
                                                                               functions (August 1992 - June
                                                                               1999).

Robert S. Naka             Senior Vice President     November 1999 -           Senior Vice President and Assistant
7337 E. Doubletree                                   Present                   Secretary of ING Funds Services,
Ranch Rd., Scottsdale,                                                         LLC, ING Funds Distributor, LLC,
Arizona 85258              Assistant Secretary       July 1996 - Present       ING Advisors, Inc., ING
Born: 1963                                                                     Investments, LLC (October 2001 to
                                                                               present) and Lexington Funds
                                                                               Distributor, Inc. (since December
                                                                               2001). Formerly, Senior Vice
                                                                               President and Assistant Secretary
                                                                               for ING Quantitative
                                                                               Management, Inc. (October 2001
                                                                               to October 2002); Vice President,
                                                                               ING Investments, LLC (April 1997
                                                                               to October 1999) , ING Funds
                                                                               Services, LLC (February 1997 to
                                                                               August 1999) and Assistant Vice
                                                                               President, ING Funds Services, LLC
                                                                               (August 1995 to February 1997).

Robyn L. Ichilov           Vice President            November 1997 -           Vice President of ING Funds
7337 E. Doubletree                                   Present                   Services, LLC (since October 2001)
Ranch Rd., Scottsdale,                                                         and ING Investments, LLC (since
Arizona 85258                                                                  August 1997); Accounting
Born: 1967                                                                     Manager, ING Investments, LLC
                                                                               (since November 1995).

Kimberly A. Anderson       Vice President and        February 2001 -           Vice President and Assistant
7337 E. Doubletree         Secretary                 Present                   Secretary of ING Funds Services,
Ranch Rd., Scottsdale,                                                         LLC, ING Funds Distributor, LLC,
Arizona 85258              Assistant Vice            November 1999 -           ING Advisors, Inc., ING
Born: 1964                 President and             February 2001             Investments, LLC (since October
                           Assistant Secretary                                 2001) and Lexington Funds
                                                                               Distributor, Inc. (since December
                                                                               2001). Formerly, Vice President for
                                                                               ING Quantitative Management,
                                                                               Inc. (October 2001 to October
                                                                               2002); Assistant Vice President of
                                                                               ING Funds Services, LLC (November
                                                                               1999 to January 2001) and has
                                                                               held various other positions with
                                                                               ING Funds Services, LLC for more
                                                                               than the last five years.

Todd Modic                 Assistant Vice            August 2001- Present      Director of Financial Reporting of
7337 E. Doubletree         President                                           ING Investments, LLC (since March
Ranch Rd., Scottsdale,                                                         2001). Formerly, Director of
Arizona 85258                                                                  Financial Reporting, Axient
Born: 1967                                                                     Communications, Inc. (May 2000
                                                                               to January 2001) and Director of
                                                                               Finance, Rural/Metro Corporation
                                                                               (March 1995 to May 2000).

                             ING Prime Rate Trust

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                        TERM OF OFFICE                    OCCUPATION(S)
    NAME, ADDRESS               POSITION(S)              AND LENGTH OF                     DURING THE
       AND AGE              HELD WITH THE TRUST           TIME SERVED                    PAST FIVE YEARS
       -------              -------------------           -----------                    ---------------
Maria M. Anderson          Assistant Vice            August 2001 - Present     Assistant Vice President of ING
7337 E. Doubletree         President                                           Funds Services, LLC (since October
Ranch Rd., Scottsdale,                                                         2001). Formerly, Manager of Fund
Arizona 85258                                                                  Accounting and Fund Compliance,
Born: 1958                                                                     ING Investments, LLC (September
                                                                               1999 to November 2001); Section
                                                                               Manager of Fund Accounting,
                                                                               Stein Roe Mutual Funds (July 1998
                                                                               to August 1999); and Financial
                                                                               Reporting Analyst, Stein Roe
                                                                               Mutual Funds (August 1997 to July
                                                                               1998).

Elliot Rosen               Senior Vice President     May 2002 - Present        Senior Vice President, ING
7337 E. Doubletree                                                             Investments, LLC (since February
Ranch Rd., Scottsdale,                                                         1999). Formerly, Senior Vice
Arizona 85258                                                                  President IPS-Sendero (May 1997 -
Born: 1953                                                                     February 1999) and President of
                                                                               Sendero, which merged into IPS
                                                                               (August 1993 - May 1997).

William H. Rivoir III      Senior Vice President     February 2001 -           Senior Vice President and
7337 E. Doubletree         and Assistant             Present                   Secretary of ING Capital
Ranch Rd., Scottsdale,     Secretary                                           Corporation, LLC and ING Funds
Arizona 85258                                                                  Services, LLC (since February 2001),
Born: 1951                                                                     ING Funds Distributor, LLC, ING
                                                                               Advisors, Inc., ING Investments,
                                                                               LLC, and ING Quantitative
                                                                               Management, Inc. (since October
                                                                               2001), Lexington Funds Distributor,
                                                                               Inc., ING Pilgrim Funding, Inc.,
                                                                               Pilgrim America Financial, Inc.,
                                                                               Express America TC, Inc. and
                                                                               EAMC Liquidation Corp. (since
                                                                               December 2001). Formerly, Senior
                                                                               Vice President and Assistant
                                                                               Secretary of ING Funds Services,
                                                                               LLC (since June 1998), ING
                                                                               Investments, LLC, and Pilgrim
                                                                               America Financial, Inc. (since
                                                                               February 1999), Senior Vice
                                                                               President of ING Investments, LLC
                                                                               (since December 1998) and
                                                                               Assistant Secretary of ING Funds
                                                                               Distributor, LLC (since February
                                                                               1999) and ING Investments, LLC
                                                                               (since June 1998).

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

ADMINISTRATOR
ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INSTITUTIONAL INVESTORS AND ANALYSTS
Call ING Prime Rate Trust
1-800-336-3436, Extension 2217

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-9368

CUSTODIAN
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
KPMG LLP
355 South Grand Avenue
Los Angeles, California 90071

WRITTEN REQUESTS
Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account
c/o ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

TOLL-FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180

A prospectus containing more complete information regarding the Trust, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC, Distributor, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]
 ING FUNDS                                                    PRT3Q  1102-012103